UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.22

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 11, 2022

This report provides management’s discussion of fund performance for the AB Global Bond Fund for the semi-annual reporting period ended March 31, 2022.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2022 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	-5.29%	-3.91%

Class C Shares	-5.63%	-4.62%

Advisor Class Shares[1]	-5.18%	-3.68%

Class R Shares[1]	-5.50%	-4.34%

Class K Shares[1]	-5.35%	-4.04%

Class I Shares[1]	-5.29%	-3.68%

Class Z Shares[1]	-5.15%	-3.62%

Bloomberg Global Aggregate Bond Index (USD hedged)	-4.93%	-3.92%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2022.

During the six-month period, all share classes of the Fund underperformed the benchmark, before sales charges. Sector allocation detracted the most from relative performance, mainly from off-benchmark exposure to emerging-market corporate and sovereign bonds, eurozone high-yield corporate bonds, and an overweight to investment-grade corporate bonds in the eurozone. Gains from exposure to inflation-linked bonds in Australia and the US, and off-benchmark US high-yield corporate bonds partially offset losses. Country allocation (a result of bottom-up security analysis combined with fundamental research) also detracted due to an underweight to Japan and overweights to Australia and the US, which more than offset a small allocation to Russia, which contributed. Security selection contributed, primarily from off-benchmark selection in emerging-market corporate and sovereign bonds, eurozone high-yield corporate

2 | AB GLOBAL BOND FUND	abfunds.com

bonds, and commercial mortgage-backed securities, while selection in US agency mortgages detracted. Currency decisions also contributed, mostly as long positions in the South African rand, Brazilian real and Norwegian krone gained and offset losses from short positions in the Australian and New Zealand dollars, as well as a long position in the Swedish krona. Yield-curve positioning did not have a meaningful impact on returns; a loss from positioning in Australia was offset by a gain in the US.

During the 12-month period, all share classes except Class C, Class R and Class K outperformed the benchmark, before sales charges. Security selection contributed the most to performance, particularly off-benchmark selection in emerging-market corporate and sovereign bonds, US investment-grade corporate bonds, and off-benchmark eurozone high-yield bonds. Currency decisions also contributed, primarily from a short position in the Brazilian real, and long positions in the South African rand and Russian ruble, while a long position in the Australian dollar, and shorts in the New Zealand dollar and Polish zloty, detracted. Sector allocation was the largest detractor, from off-benchmark exposure to emerging-market corporate and sovereign bonds, which were partially offset by off-benchmark exposure to US high-yield corporate bonds, inflation-linked bonds in the eurozone and agency risk-sharing transactions in the US. Yield-curve positioning also declined in relative terms during the period, mostly as positioning in Australia lost more than yield-curve positioning in the US. Country allocation did not have a meaningful impact on results, since gains from a small allocation to Russia and several smaller country allocations were offset by an overweight to Australia and an underweight to Japan, which detracted.

During both periods, the Fund utilized derivatives in the form of interest rate swaps and futures and to manage and hedge duration risk and/or to take active yield-curve positioning. The Fund utilized currency forwards to hedge foreign currency exposure and to take active currency risk. Credit default swaps were utilized to hedge credit risk and as a tool to effectively gain exposure to specific sectors.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income government bond market yields spiked, which led bond prices to fall on inflation concerns in all regions during the six-month period ended March 31, 2022. Central banks became more hawkish about raising interest rates and ending bond purchases, causing short-term yields to rise much faster than longer maturities in many markets. Inflation expectations worsened when Russia invaded Ukraine, causing energy and agricultural prices to jump. Relative returns were led by global inflation-linked bonds, which rose modestly. Investor demand for higher-yielding assets led high-yield corporate bonds in developed markets to outperform global treasuries in the risk-off environment, particularly in the US and eurozone, relative to respective treasuries. Developed-market

abfunds.com	AB GLOBAL BOND FUND | 3

investment-grade corporate bonds, which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates, generally underperformed government bonds, except in the eurozone. Emerging-market bonds trailed by a wide margin as the US dollar was mixed against major developed-market and emerging-market currencies. Brent crude oil prices rose sharply from supply concerns and increased demand.

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

(continued on next page)

4 | AB GLOBAL BOND FUND	abfunds.com

The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating- and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

abfunds.com	AB GLOBAL BOND FUND | 5

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of

6 | AB GLOBAL BOND FUND	abfunds.com

DISCLOSURES AND RISK (continued)

a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the

abfunds.com	AB GLOBAL BOND FUND | 7

DISCLOSURES AND RISK (continued)

party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be

8 | AB GLOBAL BOND FUND	abfunds.com

DISCLOSURES AND RISK (continued)

lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB GLOBAL BOND FUND | 9

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			1.84%

1 Year	-3.91%	-8.04%

5 Years	1.50%	0.63%

10 Years	2.40%	1.96%

CLASS C SHARES			1.16%

1 Year	-4.62%	-5.54%

5 Years	0.73%	0.73%

10 Years[2]	1.66%	1.66%

ADVISOR CLASS SHARES[3]			2.18%

1 Year	-3.68%	-3.68%

5 Years	1.75%	1.75%

10 Years	2.68%	2.68%

CLASS R SHARES[3]			1.48%

1 Year	-4.34%	-4.34%

5 Years	1.06%	1.06%

10 Years	2.01%	2.01%

CLASS K SHARES[3]			1.79%

1 Year	-4.04%	-4.04%

5 Years	1.38%	1.38%

10 Years	2.34%	2.34%

CLASS I SHARES[3]			2.23%

1 Year	-3.68%	-3.68%

5 Years	1.76%	1.76%

10 Years	2.69%	2.69%

CLASS Z SHARES[3]			2.23%

1 Year	-3.62%	-3.62%

5 Years	1.81%	1.81%

Since Inception[4]	2.89%	2.89%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.80%, 1.55%, 0.55%, 1.24%, 0.93%, 0.55% and 0.50% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2022.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

10 | AB GLOBAL BOND FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-8.04%

5 Years	0.63%

10 Years	1.96%

CLASS C SHARES

1 Year	-5.54%

5 Years	0.73%

10 Years[1]	1.66%

ADVISOR CLASS SHARES[2]

1 Year	-3.68%

5 Years	1.75%

10 Years	2.68%

CLASS R SHARES[2]

1 Year	-4.34%

5 Years	1.06%

10 Years	2.01%

CLASS K SHARES[2]

1 Year	-4.04%

5 Years	1.38%

10 Years	2.34%

CLASS I SHARES[2]

1 Year	-3.68%

5 Years	1.76%

10 Years	2.69%

CLASS Z SHARES[2]

1 Year	-3.62%

5 Years	1.81%

Since Inception[3]	2.89%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

abfunds.com	AB GLOBAL BOND FUND | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12 | AB GLOBAL BOND FUND	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$947.10	$3.88	0.80%
Hypothetical**	$1,000	$1,020.94	$4.03	0.80%
Class C
Actual	$1,000	$943.70	$7.51	1.55%
Hypothetical**	$1,000	$1,017.20	$7.80	1.55%
Advisor Class
Actual	$1,000	$948.20	$2.67	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%
Class R
Actual	$1,000	$945.00	$6.01	1.24%
Hypothetical**	$1,000	$1,018.75	$6.24	1.24%
Class K
Actual	$1,000	$946.50	$4.51	0.93%
Hypothetical**	$1,000	$1,020.29	$4.68	0.93%
Class I
Actual	$1,000	$947.10	$2.67	0.55%
Hypothetical**	$1,000	$1,022.19	$2.77	0.55%
Class Z
Actual	$1,000	$948.50	$2.48	0.51%
Hypothetical**	$1,000	$1,022.39	$2.57	0.51%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO SUMMARY

March 31, 2022 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $6,453.0

1

All data are as of March 31, 2022. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.5% or less in the following security types: Asset-Backed Securities, Bank Loans, Common Stocks, Emerging Markets–Sovereigns, Inflation-Linked Securities, Local Governments–Provincial Bonds, Local Governments–Regional Bonds and Warrants.

14 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO SUMMARY (continued)

March 31, 2022 (unaudited)

1

All data are as of March 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Argentina, Austria, Belgium, Brazil, Chile, Colombia, Denmark, Dominican Republic, El Salvador, Finland, Guatemala, Hong Kong, Hungary, India, Ireland, Israel, Ivory Coast, Jersey (Channel Islands), Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, New Zealand, Nigeria, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS

March 31, 2022 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 47.1%
Australia – 5.6%
Australia Government Bond Series 144 3.75%, 04/21/2037(a)	AUD	38,230	$31,227,245
Series 145 2.75%, 06/21/2035(a)		74,428	54,696,597
Series 150 3.00%, 03/21/2047(a)		68,110	49,131,264
Series 156 2.75%, 05/21/2041(a)		73,280	51,796,413
Series 158 1.25%, 05/21/2032		231,120	149,592,375
Series 163 1.00%, 11/21/2031(a)		39,079	24,867,224

			361,311,118

Austria – 0.1%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	5,329,486
0.50%, 02/20/2029(a)		4,212	4,590,968

			9,920,454

Canada – 0.7%
Canadian Government Bond 2.00%, 12/01/2051	CAD	40,465	29,762,826
2.25%, 12/01/2029		17,213	13,676,336

			43,439,162

China – 3.2%
China Government Bond Series 1827 3.25%, 11/22/2028	CNY	135,920	22,023,353
Series INBK 2.68%, 05/21/2030		393,240	60,932,709
3.27%, 11/19/2030		161,440	26,199,556
3.39%, 03/16/2050		238,290	37,097,971
3.81%, 09/14/2050		365,210	61,299,126

			207,552,715

Germany – 3.3%
Bundesrepublik Deutschland 3.25%, 07/04/2042(a)	EUR	23,086	38,566,640
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(a)		34,260	31,747,646
Series G Zero Coupon, 08/15/2031-08/15/2050(a)		138,368	142,340,480

			212,654,766

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.3%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	282,612,000	$19,322,888

Ireland – 0.2%
Ireland Government Bond Zero Coupon, 10/18/2031(a)	EUR	13,190	13,269,234

Italy – 2.2%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		103,585	106,413,874
0.95%, 09/15/2027(a)		19,175	20,720,658
1.50%, 04/30/2045(a)		14,316	13,474,538

			140,609,070

Japan – 4.7%
Japan Government Two Year Bond Series 426 0.005%, 07/01/2023	JPY	14,954,900	122,958,231
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	33,757,512
Series 169 0.30%, 06/20/2039		1,984,250	15,549,169
Series 171 0.30%, 12/20/2039		2,820,950	21,984,656
Series 177 0.40%, 06/20/2041		5,138,100	40,158,065
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049		5,587,150	40,322,133
Series 68 0.60%, 09/20/2050		3,939,050	29,954,767

			304,684,533

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	25,115,124

Spain – 0.8%
Spain Government Bond 1.00%, 07/30/2042(a)	EUR	52,126	49,907,897

Thailand – 0.3%
Thailand Government Bond 2.00%, 12/17/2031	THB	663,490	19,394,393

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Kingdom – 4.3%
United Kingdom Gilt 0.25%, 07/31/2031(a)	GBP	9,882	$11,464,779
0.375%, 10/22/2026(a)		109,877	137,385,526
0.875%, 01/31/2046(a)		22,651	24,325,871
1.25%, 07/31/2051(a)		14,189	16,398,359
1.50%, 07/31/2053(a)		5,241	6,484,001
1.75%, 09/07/2037(a)		61,155	79,505,558

			275,564,094

United States – 21.0%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	196,170	154,444,206
1.875%, 02/15/2051		99,191	86,730,218
2.00%, 08/15/2051		50,430	45,489,433
U.S. Treasury Notes 0.125%, 08/15/2023		105,710	102,968,147
0.25%, 05/31/2025(b)		189,085	176,203,584
0.50%, 11/30/2023-02/28/2026		128,900	123,965,172
0.875%, 01/31/2024		66,223	64,577,769
1.125%, 10/31/2026		36,257	34,138,232
1.25%, 08/15/2031		38,591	35,093,691
1.375%, 11/15/2031		185,683	170,422,362
1.50%, 01/31/2027(b)		146,044	139,768,569
1.75%, 05/15/2023		31,535	31,495,881
1.875%, 02/15/2032		7,730	7,424,424
2.125%, 05/31/2026(b)		122,399	120,639,514
2.375%, 02/15/2042		8,003	7,727,897
2.625%, 12/31/2023(b)		57,340	57,725,256

			1,358,814,355

Total Governments - Treasuries (cost $3,275,315,887)			3,041,559,803

CORPORATES - INVESTMENT GRADE – 22.6%
Financial Institutions – 11.9%
Banking – 7.7%
ABN AMRO Bank NV 4.375%, 09/22/2025(a)(c)	EUR	200	221,853
AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	653	655,893
American Express Co. 2.55%, 03/04/2027		159	154,527
ASB Finance Ltd. 0.25%, 09/08/2028(a)	EUR	559	557,094

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	9,412	$9,600,916
4.50%, 03/19/2024(a)		354	361,304
Banco de Credito del Peru S.A 3.25%, 09/30/2031(a)		510	475,193
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	470,115
Banco Santander SA 1.125%, 06/23/2027(a)	EUR	14,000	15,085,222
3.306%, 06/27/2029	U.S.$	400	387,742
3.496%, 03/24/2025		200	200,212
4.175%, 03/24/2028		7,600	7,638,282
5.179%, 11/19/2025		600	620,153
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	551,458
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	236,479
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025(a)		320	330,760
Bank of America Corp. 0.583%, 08/24/2028(a)	EUR	14,570	15,170,981
0.976%, 04/22/2025	U.S.$	35	33,535
1.486%, 05/19/2024		315	310,685
1.53%, 12/06/2025		139	133,006
1.734%, 07/22/2027		46	42,760
1.898%, 07/23/2031		270	235,798
1.922%, 10/24/2031		673	586,473
2.551%, 02/04/2028		7,540	7,211,575
2.687%, 04/22/2032		505	464,164
3.384%, 04/02/2026		3,474	3,469,182
3.559%, 04/23/2027		3,854	3,867,923
3.824%, 01/20/2028		450	455,332
3.846%, 03/08/2037		240	229,950
3.97%, 03/05/2029		560	569,484
4.00%, 01/22/2025		448	456,342
7.75%, 05/14/2038		396	552,601
Series B 8.05%, 06/15/2027		930	1,096,474
Series L 3.95%, 04/21/2025		285	290,249
Series N 1.658%, 03/11/2027		693	647,274
2.651%, 03/11/2032		686	630,776

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank of Montreal 2.15%, 03/08/2024	U.S.$	654	$647,531
Bank of Nova Scotia (The) 0.125%, 09/04/2026(a)	EUR	531	555,281
0.25%, 11/01/2028(a)		111	111,751
0.70%, 04/15/2024	U.S.$	646	619,615
1.45%, 01/10/2025		139	133,540
1.95%, 02/02/2027		139	131,327
4.50%, 12/16/2025		614	635,259
Banque Federative du Credit Mutuel SA 0.625%, 11/19/2027(a)	EUR	100	104,505
1.625%, 11/15/2027(a)		200	217,159
2.375%, 03/24/2026(a)		500	566,412
Barclays PLC 5.088%, 06/20/2030	U.S.$	405	420,282
Bbva Bancomer Sa/texas 1.875%, 09/18/2025(a)		600	569,550
Belfius Bank SA 3.125%, 05/11/2026(a)	EUR	500	575,147
Berlin Hyp AG 1.25%, 01/22/2025		500	557,316
BNP Paribas SA 0.375%, 10/14/2027(a)		200	208,748
2.219%, 06/09/2026(a)	U.S.$	475	451,617
4.375%, 05/12/2026(a)		348	352,859
4.625%, 03/13/2027(a)		344	352,490
BPCE SA 2.875%, 04/22/2026(a)	EUR	500	575,752
4.50%, 03/15/2025(a)	U.S.$	8,251	8,364,406
4.625%, 07/11/2024(a)		470	478,836
5.15%, 07/21/2024(a)		260	268,073
5.25%, 04/16/2029(a)	GBP	100	146,178
5.70%, 10/22/2023(a)	U.S.$	435	450,176
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	10,300	10,926,725
1.50%, 12/03/2026(a)	GBP	2,200	2,715,153
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	300	330,018
3.75%, 07/28/2026	U.S.$	236	237,635
3.80%, 01/31/2028		140	141,209
CBQ Finance Ltd. 2.00%, 05/12/2026(a)		450	424,688
Citigroup, Inc. 0.50%, 10/08/2027(a)	EUR	440	463,137
1.462%, 06/09/2027	U.S.$	1,806	1,662,843
1.50%, 07/24/2026(a)	EUR	20,103	22,324,966
3.29%, 03/17/2026	U.S.$	129	128,626

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.785%, 03/17/2033	U.S.$	129	$128,194
4.412%, 03/31/2031		625	650,799
5.95%, 01/30/2023(c)		1,384	1,398,861
6.625%, 06/15/2032		228	275,871
Series P 5.95%, 05/15/2025(c)		2,793	2,863,946
Series W 4.00%, 12/10/2025(c)		232	222,822
Series Y 4.15%, 11/15/2026(c)		7,121	6,664,996
CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027(a)		290	290,326
Commerzbank AG 0.25%, 09/16/2024	EUR	500	539,607
Commonwealth Bank of Australia 2.688%, 03/11/2031(a)	U.S.$	365	325,325
3.784%, 03/14/2032(a)		7,204	6,981,623
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a)(c)	EUR	5,600	5,877,506
4.375%, 08/04/2025	U.S.$	570	579,863
4.375%, 06/29/2027(a)(c)	EUR	6,200	6,905,425
4.625%, 05/23/2029(a)	GBP	125	177,267
Credit Agricole SA 1.00%, 04/22/2026(a)	EUR	100	109,521
Credit Suisse AG/London 0.25%, 01/05/2026-09/01/2028(a)		986	1,013,452
Credit Suisse Group AG 2.125%, 11/15/2029(a)	GBP	260	311,176
4.194%, 04/01/2031(a)	U.S.$	15,957	15,766,600
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	14,640	14,980,790
3.244%, 12/20/2025(a)	U.S.$	3,465	3,410,232
3.773%, 03/28/2025(a)		200	200,667
4.298%, 04/01/2028(a)		6,547	6,617,514
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a)(c)		240	232,870
Deutsche Bank AG 1.625%, 01/20/2027(a)	EUR	500	538,340
1.75%, 11/19/2030(a)		300	310,705
2.625%, 02/12/2026(a)		100	113,106
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	U.S.$	240	239,849
DNB Bank ASA 0.25%, 02/23/2029(a)	EUR	180	181,410
Doha Finance Ltd. 2.375%, 03/31/2026(a)	U.S.$	590	561,975

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Erste Group Bank AG 0.875%, 05/13/2027(a)	EUR	300	$321,717
1.625%, 09/08/2031(a)		200	211,963
4.25%, 10/15/2027(a)(c)		200	211,066
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a)(c)	U.S.$	480	476,400
Goldman Sachs Group, Inc. (The) 1.648% (SOFR + 1.39%), 03/15/2024(d)		285	287,256
2.383%, 07/21/2032		10,491	9,322,576
2.64%, 02/24/2028		4,396	4,207,299
3.102%, 02/24/2033		265	250,054
3.375%, 03/27/2025(a)	EUR	4,000	4,692,930
3.615%, 03/15/2028	U.S.$	1,805	1,805,085
4.223%, 05/01/2029		230	236,467
4.25%, 01/29/2026(a)	GBP	335	460,735
6.875%, 01/18/2038		75	134,172
HSBC Holdings PLC 2.999%, 03/10/2026	U.S.$	9,570	9,398,061
3.125%, 06/07/2028	EUR	484	561,171
3.973%, 05/22/2030	U.S.$	420	420,939
4.25%, 03/14/2024		306	311,083
4.762%, 03/29/2033		675	693,469
5.75%, 12/20/2027(a)	GBP	125	180,726
6.375%, 03/30/2025(c)	U.S.$	15,411	15,950,385
ING Groep NV 4.017%, 03/28/2028		580	584,990
4.252%, 03/28/2033		200	205,914
5.75%, 11/16/2026(c)		200	200,960
6.50%, 04/16/2025(c)		226	234,228
6.875%, 04/16/2022(a)(c)		12,934	12,955,974
Intesa Sanpaolo SpA 1.35%, 02/24/2031(a)	EUR	250	247,021
3.875%, 07/14/2027(a)	U.S.$	200	195,837
Series XR 3.25%, 09/23/2024(a)		375	371,133
4.00%, 09/23/2029(a)		200	193,689
JPMorgan Chase & Co. 0.991%, 04/28/2026(a)	GBP	260	323,058
1.09%, 03/11/2027(a)	EUR	22,130	24,130,199
1.514%, 06/01/2024	U.S.$	505	498,222
1.578%, 04/22/2027		294	273,874
2.522%, 04/22/2031		206	190,754
2.545%, 11/08/2032		355	324,026
2.739%, 10/15/2030		180	170,311
2.947%, 02/24/2028		720	702,610
3.22%, 03/01/2025		270	271,082

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.509%, 01/23/2029	U.S.$	350	$349,493
3.96%, 01/29/2027		383	391,369
4.005%, 04/23/2029		199	203,183
4.452%, 12/05/2029		604	631,339
4.493%, 03/24/2031		222	235,619
6.40%, 05/15/2038		128	167,268
Series I 3.769% (LIBOR 3 Month + 3.47%), 07/30/2022(c)(d)		3,046	3,046,049
Series V 4.287% (LIBOR 3 Month + 3.32%), 07/01/2022(c)(d)		1,487	1,483,094
Kookmin Bank 2.50%, 11/04/2030(a)		810	718,454
Lloyds Bank PLC 7.625%, 04/22/2025(a)	GBP	185	274,106
Lloyds Banking Group PLC 1.50%, 09/12/2027(a)	EUR	508	555,982
3.511%, 03/18/2026	U.S.$	200	199,203
3.75%, 03/18/2028		927	924,597
4.45%, 05/08/2025		281	288,184
4.582%, 12/10/2025		285	291,154
5.125%, 12/27/2024(c)	GBP	200	261,445
7.50%, 06/27/2024(c)	U.S.$	15,460	16,272,266
Macquarie Group Ltd. 0.35%, 03/03/2028	EUR	555	557,104
0.625%, 02/03/2027(a)		100	104,775
3.763%, 11/28/2028(a)	U.S.$	188	184,437
Mitsubishi UFJ Financial Group, Inc. 0.978%, 06/09/2024(a)	EUR	8,548	9,503,133
3.741%, 03/07/2029	U.S.$	417	421,429
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		287	293,091
Mizuho Financial Group, Inc. 0.184%, 04/13/2026(a)	EUR	528	555,080
0.47%, 09/06/2029(a)		135	137,051
0.693%, 10/07/2030(a)		111	111,274
1.241%, 07/10/2024	U.S.$	330	323,166
4.353%, 10/20/2025(a)		325	328,914
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	15,227,323
0.497%, 02/07/2031		410	406,918
2.239%, 07/21/2032	U.S.$	525	465,496
2.475%, 01/21/2028		10,700	10,204,042
3.125%, 07/27/2026		115	113,981
3.737%, 04/24/2024		270	272,686
7.25%, 04/01/2032		314	405,716

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series G 2.625%, 03/09/2027	GBP	245	$317,496
3.772%, 01/24/2029	U.S.$	95	95,753
4.431%, 01/23/2030		275	287,944
Series GMTN 4.35%, 09/08/2026		614	633,386
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)		570	561,735
National Australia Bank Ltd. 1.375%, 08/30/2028(a)	EUR	102	112,060
2.332%, 08/21/2030(a)	U.S.$	375	326,569
Nationwide Building Society 0.25%, 09/14/2028(a)	EUR	554	556,473
1.484% (SOFR + 1.29%), 02/16/2028(a)(d)	U.S.$	290	284,814
2.972%, 02/16/2028(a)		10,710	10,220,117
4.00%, 09/14/2026(a)		250	250,502
NatWest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	17,737,167
3.622%, 08/14/2030(a)	GBP	105	137,659
6.10%, 06/10/2023	U.S.$	330	340,761
NatWest Markets PLC 0.125%, 11/12/2025-06/18/2026(a)	EUR	639	666,340
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a)(c)	U.S.$	290	283,214
NIBC Bank NV 0.25%, 09/09/2026(a)	EUR	500	516,209
Nykredit Realkredit AS 0.25%, 01/13/2026(a)		528	555,648
OP Corporate Bank PLC 0.375%, 06/16/2028(a)		554	562,019
Oversea-Chinese Banking Corp. Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	497,739
Philippine National Bank 3.28%, 09/27/2024(a)		480	475,140
PNC Financial Services Group, Inc. (The) Series O 3.995% (LIBOR 3 Month + 3.68%), 08/01/2022(c)(d)		1,214	1,208,873
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	284,925
QNB Finance Ltd. 1.375%, 01/26/2026(a)		510	473,025
Raiffeisen Bank International 0.05%, 09/01/2027	EUR	600	604,927
Regions Financial Corp. 2.25%, 05/18/2025	U.S.$	274	266,811

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Santander Consumer Bank AS 0.125%, 09/11/2024(a)	EUR	200	$216,690
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	5,236,452
4.40%, 07/13/2027		275	279,738
Santander UK Group Holdings PLC 2.469%, 01/11/2028		10,113	9,423,865
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	769,263
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	530,314
5.875%, 08/13/2023(a)(c)		230	234,356
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	369,972
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a)(c)		800	802,954
Societe Generale SA 0.125%, 02/18/2028(a)	EUR	600	606,826
2.797%, 01/19/2028(a)	U.S.$	16,809	15,777,182
4.25%, 04/14/2025-08/19/2026(a)		1,298	1,291,448
4.75%, 11/24/2025(a)		345	348,873
Standard Chartered PLC 1.809% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(c)(d)		12,300	10,594,210
2.608%, 01/12/2028(a)		12,199	11,423,038
2.819%, 01/30/2026(a)		480	466,856
3.125%, 11/19/2024(a)	EUR	479	553,568
3.971%, 03/30/2026(a)	U.S.$	200	199,947
4.05%, 04/12/2026(a)		280	282,739
4.30%, 02/19/2027(a)		433	435,350
State Street Corp. 2.623%, 02/07/2033		345	326,019
Sumitomo Mitsui Financial Group, Inc. 0.632%, 10/23/2029(a)	EUR	110	111,316
1.546%, 06/15/2026(a)		499	555,837
3.04%, 07/16/2029	U.S.$	585	562,323
4.436%, 04/02/2024(a)		790	805,399
Sumitomo Mitsui Trust Bank Ltd. 2.55%, 03/10/2025(a)		200	195,828
2.80%, 03/10/2027(a)		200	194,649
Swedbank AB 0.20%, 01/12/2028(a)	EUR	556	561,109
Series G 0.25%, 11/02/2026(a)		265	279,062

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Toronto-Dominion Bank (The) 0.50%, 01/18/2027(a)	EUR	526	$553,198
0.70%, 09/10/2024	U.S.$	649	616,849
2.65%, 06/12/2024		619	618,391
Series G 2.45%, 01/12/2032		137	126,545
UBS AG 5.125%, 05/15/2024(a)		456	466,221
UBS AG/London 0.01%, 03/31/2026(a)	EUR	310	327,176
UBS Group AG
0.25%, 02/24/2028(a)		547	556,712
3.126%, 08/13/2030(a)	U.S.$	295	284,119
4.125%, 09/24/2025(a)		210	213,922
5.125%, 07/29/2026(a)(c)		200	201,029
UniCredit SpA 1.982%, 06/03/2027(a)		1,628	1,468,406
2.569%, 09/22/2026(a)		14,653	13,583,926
3.127%, 06/03/2032(a)		9,962	8,779,687
United Overseas Bank Ltd. Series G 1.75%, 03/16/2031(a)		250	231,580
US Bancorp 2.215%, 01/27/2028		295	282,364
Virgin Money UK PLC Series G 5.125%, 12/11/2030(a)	GBP	135	183,371
Wells Fargo & Co. 2.188%, 04/30/2026	U.S.$	636	614,043
2.393%, 06/02/2028		200	189,257
3.35%, 03/02/2033		430	418,112
3.526%, 03/24/2028		89	88,882
Western Union Co. (The) 2.75%, 03/15/2031		221	201,148
Westpac Banking Corp. Series G 4.322%, 11/23/2031		185	186,270
Woori Bank 5.125%, 08/06/2028(a)		210	227,430
Yorkshire Building Society 0.50%, 07/01/2028(a)	EUR	553	556,462

			500,104,661

Brokerage – 0.3%
Blackstone Holdings Finance Co. LLC 3.20%, 01/30/2052(a)	U.S.$	139	119,671

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Blackstone Private Credit Fund 3.25%, 03/15/2027(a)	U.S.$	139	$127,619
Blue Owl Finance LLC 4.375%, 02/15/2032(a)		133	124,178
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	623,876
Series I 4.00%, 06/01/2026(c)		17,210	16,514,620
CI Financial Corp. 3.20%, 12/17/2030		157	142,763
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)		370	336,561
Nomura Holdings, Inc. 2.999%, 01/22/2032		405	372,054
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	395,335

			18,756,677

Finance – 1.1%
Aareal Bank AG 0.75%, 04/18/2028(a)	EUR	500	517,588
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.15%, 10/29/2023	U.S.$	641	613,819
3.30%, 01/30/2032		7,604	6,864,554
4.625%, 10/15/2027		300	303,714
6.50%, 07/15/2025		198	210,017
Air Lease Corp. 2.10%, 09/01/2028		2,747	2,441,328
2.875%, 01/15/2026		1,977	1,908,417
3.25%, 03/01/2025		568	559,916
3.625%, 04/01/2027		827	811,151
4.625%, 10/01/2028		1,867	1,901,975
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	8,435,220
4.25%, 06/15/2026		4,586	4,522,458
5.25%, 08/11/2025(a)		6,102	6,222,681
Ares Capital Corp. 2.875%, 06/15/2027-06/15/2028		826	735,861
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		4,090	3,733,077
3.50%, 11/01/2027(a)		1,342	1,271,155
3.875%, 05/01/2023(a)		605	607,717
4.125%, 08/01/2025(a)		23	22,820
4.375%, 01/30/2024(a)		1,889	1,900,932
4.875%, 10/01/2025(a)		926	940,422
5.50%, 12/15/2024(a)		5,268	5,429,755

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Avolon Holdings Funding Ltd. 2.528%, 11/18/2027(a)	U.S.$	470	$418,129
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026		139	125,447
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	621,666
CCBL Cayman 1 Corp. Ltd. 1.80%, 07/22/2026(a)		400	368,575
CDBL Funding 1 3.50%, 10/24/2027(a)		430	417,715
China Development Bank Financial Leasing Co., Ltd. 2.875%, 09/28/2030(a)		350	338,144
EQT AB 0.875%, 05/14/2031(a)	EUR	586	556,685
FS KKR Capital Corp. 3.25%, 07/15/2027	U.S.$	137	126,507
3.40%, 01/15/2026		675	654,337
Huarong Finance 2017 Co., Ltd. 4.25%, 11/07/2027(a)		530	504,825
4.75%, 04/27/2027(a)		290	284,200
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		260	250,250
3.375%, 02/24/2030(a)		570	495,900
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	229,899
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	790,807
JAB Holdings BV 1.00%, 07/14/2031(a)	EUR	200	194,765
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)	U.S.$	139	116,791
Owl Rock Capital Corp. 2.875%, 06/11/2028		693	606,386
3.40%, 07/15/2026		652	614,203
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	259,950
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024(a)		165	168,902
Power Finance Corp. Ltd. Series G 3.35%, 05/16/2031(a)		360	326,246
Prospect Capital Corp. 3.364%, 11/15/2026		666	610,231
Synchrony Financial 2.875%, 10/28/2031		9,262	8,230,597
3.70%, 08/04/2026		210	208,024

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.95%, 12/01/2027	U.S.$	1,230	$1,222,732
4.375%, 03/19/2024		45	45,784
4.50%, 07/23/2025		555	566,758
5.15%, 03/19/2029		220	231,173

			69,540,205

Insurance – 1.2%
ACE Capital Trust II 9.70%, 04/01/2030		150	206,241
Aegon NV 5.50%, 04/11/2048		653	686,332
Ageas SA 1.875%, 11/24/2051(a)	EUR	100	99,878
Allianz SE 3.099%, 07/06/2047(a)		200	231,666
Allstate Corp. (The) Series B 5.75%, 08/15/2053	U.S.$	656	653,819
American International Group, Inc. Series A-9 5.75%, 04/01/2048		626	626,246
Aon Corp. 8.205%, 01/01/2027		155	180,824
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		597	616,535
5.75%, 08/15/2050(a)		365	375,968
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 3.50%, 10/01/2046(a)	EUR	155	180,596
Assicurazioni Generali SpA 3.875%, 01/29/2029(a)		305	356,302
5.00%, 06/08/2048(a)		4,780	5,804,930
Series E 5.50%, 10/27/2047(a)		7,099	8,794,467
Athene Global Funding 0.366%, 09/10/2026(a)		107	111,019
0.832%, 01/08/2027		530	556,118
2.646%, 10/04/2031(a)	U.S.$	139	123,464
2.717%, 01/07/2029(a)		138	126,877
Athene Holding Ltd. 3.45%, 05/15/2052		139	117,207
3.50%, 01/15/2031		507	485,097
4.125%, 01/12/2028		467	470,194
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	173,906

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AXA SA 5.125%, 01/17/2047(a)	U.S.$	704	$731,602
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052		132	134,945
Berkshire Hathaway, Inc. 2.15%, 03/15/2028	EUR	280	323,276
Brighthouse Financial Global Funding 1.20%, 12/15/2023(a)	U.S.$	139	135,002
1.75%, 01/13/2025(a)		137	130,664
Brighthouse Financial, Inc. 4.70%, 06/22/2047		635	617,285
Brown & Brown, Inc. 4.20%, 03/17/2032		642	652,399
Centene Corp. 4.625%, 12/15/2029		140	141,445
Cloverie PLC for Zurich Insurance Co., Ltd. 5.625%, 06/24/2046(a)		899	942,641
CNO Global Funding 1.65%, 01/06/2025(a)		150	142,992
CNP Assurances 1.25%, 01/27/2029(a)	EUR	500	517,461
2.50%, 06/30/2051(a)		200	211,288
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	10,849,823
Enstar Group Ltd. 4.95%, 06/01/2029	U.S.$	247	256,340
F&G Global Funding 2.30%, 04/11/2027(a)		138	129,042
GA Global Funding Trust 2.25%, 01/06/2027(a)		150	140,083
Guardian Life Global Funding 3.246%, 03/29/2027(a)		128	127,887
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	165,545
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,585	9,378,837
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	U.S.$	276	329,844
MetLife, Inc. 6.40%, 12/15/2036		565	607,939
9.25%, 04/08/2038(a)		232	300,939
Metropolitan Life Global Funding I 1.182% (SOFR + 0.91%), 03/21/2025(a)		285	285,401
2.80%, 03/21/2025(a)		425	421,866

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	4,295	$6,533,088
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	82,412
Principal Life Global Funding II 1.50%, 11/17/2026(a)		140	128,842
Protective Life Global Funding 3.218%, 03/28/2025(a)		150	149,730
Prudential Financial, Inc. 4.50%, 09/15/2047		161	155,583
5.20%, 03/15/2044		385	383,744
5.375%, 05/15/2045		461	462,725
5.625%, 06/15/2043		1,063	1,076,791
5.70%, 09/15/2048		298	305,450
5.875%, 09/15/2042		3,763	3,781,820
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a)(c)		325	330,490
Swiss Re Finance Luxembourg SA 4.25%, 09/04/2024(a)(c)		200	196,311
UNIQA Insurance Group AG 1.375%, 07/09/2030	EUR	500	514,183
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	12,751	12,818,523

			75,571,924

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(a)		510	455,430

REITs – 1.6%
Alexandria Real Estate Equities, Inc. 2.95%, 03/15/2034		59	55,551
4.50%, 07/30/2029		220	234,425
American Campus Communities Operating Partnership LP 2.25%, 01/15/2029		139	126,843
American Tower Corp. 0.875%, 05/21/2029	EUR	225	227,725
3.80%, 08/15/2029	U.S.$	177	176,388
4.00%, 06/01/2025		282	286,638
4.05%, 03/15/2032		59	59,178
Boston Properties LP 3.40%, 06/21/2029		380	376,645
Castellum Helsinki Finance Holding Abp 0.875%, 09/17/2029(a)	EUR	596	558,025
CBRE Services, Inc. 2.50%, 04/01/2031	U.S.$	647	584,591

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Crown Castle International Corp. 2.90%, 03/15/2027	U.S.$	92	$88,946
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	170	194,247
Digital Dutch Finco BV 1.25%, 02/01/2031(a)		502	491,436
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		21,310	24,134,466
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	303,085
Equinix, Inc. 3.90%, 04/15/2032	U.S.$	129	128,321
Essential Properties LP 2.95%, 07/15/2031		12,176	10,692,216
Fastighets AB Balder 1.25%, 01/28/2028(a)	EUR	265	268,659
Federal Realty Investment Trust 3.50%, 06/01/2030	U.S.$	140	137,954
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		5,697	5,164,715
5.25%, 06/01/2025		597	614,863
Healthpeak Properties, Inc. 3.50%, 07/15/2029		235	234,771
Heimstaden Bostad Treasury BV 0.75%, 09/06/2029(a)	EUR	275	259,564
Host Hotels & Resorts LP Series F 4.50%, 02/01/2026	U.S.$	185	189,110
Series I 3.50%, 09/15/2030		6,531	6,221,218
Series J
2.90%, 12/15/2031		10,398	9,310,778
Kilroy Realty LP 2.50%, 11/15/2032		160	139,180
Kimco Realty Corp. 2.70%, 10/01/2030		350	327,854
MAF Sukuk Ltd. 3.933%, 02/28/2030(a)		340	338,576
NE Property BV 1.75%, 11/23/2024(a)	EUR	509	554,328
1.875%, 10/09/2026(a)		107	110,754
3.375%, 07/14/2027(a)		101	110,866
Office Properties Income Trust 2.40%, 02/01/2027	U.S.$	365	325,214
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		405	370,673

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prologis Euro Finance LLC 1.00%, 02/08/2029	EUR	220	$230,787
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	278,828
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	34,053
Sabra Health Care LP 5.125%, 08/15/2026		320	327,476
Safehold Operating Partnership LP 2.85%, 01/15/2032		140	123,481
Samhallsbyggnadsbolaget i Norden AB 1.125%, 09/04/2026(a)	EUR	100	100,515
1.75%, 01/14/2025(a)		520	555,416
SBB Treasury Oyj 0.75%, 12/14/2028(a)		7,399	6,725,579
1.125%, 11/26/2029(a)		314	281,517
Simon Property Group LP 2.65%, 07/15/2030-02/01/2032	U.S.$	500	466,917
Spirit Realty LP 2.10%, 03/15/2028		3,410	3,095,072
4.00%, 07/15/2029		76	76,840
4.45%, 09/15/2026		393	405,052
STORE Capital Corp. 4.625%, 03/15/2029		103	106,983
Trust Fibra Uno 4.869%, 01/15/2030(a)		880	863,115
6.39%, 01/15/2050(a)		430	431,127
Vornado Realty LP 3.40%, 06/01/2031		13,307	12,464,291
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	334,707
Welltower, Inc. 2.05%, 01/15/2029		678	616,548
3.625%, 03/15/2024		309	312,354
Weyerhaeuser Co. 7.375%, 03/15/2032		140	178,874
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	562,759
1.35%, 04/15/2028		10,710	11,200,477

			103,170,571

			767,599,468

Industrial – 9.7%
Basic – 0.5%
Air Products and Chemicals, Inc. 0.50%, 05/05/2028		175	181,852

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Akzo Nobel NV 1.625%, 04/14/2030(a)	EUR	205	$224,637
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	500	451,250
Anglo American Capital PLC 1.625%, 09/18/2025-03/11/2026(a)	EUR	716	785,888
5.625%, 04/01/2030(a)	U.S.$	260	286,702
Berry Global, Inc. 1.50%, 01/15/2027(a)	EUR	190	199,204
4.875%, 07/15/2026(a)	U.S.$	375	379,464
BHP Billiton Finance Ltd. 6.50%, 10/22/2077(a)	GBP	210	280,765
Series 17 1.50%, 04/29/2030(a)	EUR	125	135,594
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)	U.S.$	470	470,529
5.50%, 04/30/2049(a)		260	263,543
CF Industries, Inc. 5.15%, 03/15/2034		310	344,663
Dow Chemical Co. (The) 9.40%, 05/15/2039		279	445,829
DS Smith PLC 0.875%, 09/12/2026(a)	EUR	528	556,302
DuPont de Nemours, Inc. 5.419%, 11/15/2048	U.S.$	216	261,442
Equate Petrochemical BV 2.625%, 04/28/2028(a)		1,000	923,750
Fresnillo PLC 4.25%, 10/02/2050(a)		240	210,795
GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)		310	283,890
Georgia-Pacific LLC 0.625%, 05/15/2024(a)		376	359,095
3.734%, 07/15/2023(a)		388	393,688
Glencore Capital Finance DAC 1.125%, 03/10/2028(a)	EUR	260	268,948
Glencore Finance Europe Ltd. 3.75%, 04/01/2026(a)		160	188,633
Series E 3.125%, 03/26/2026(a)	GBP	105	138,276
Glencore Funding LLC
1.625%, 04/27/2026(a)	U.S.$	634	585,463
4.125%, 03/12/2024(a)		279	283,025
4.625%, 04/29/2024(a)		205	210,051
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024 (a)		1,118	1,138,124

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GTL Trade Finance, Inc. 7.25%, 04/16/2044(a)	U.S.$	200	$243,850
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	209,343
Inversiones CMPC SA 3.00%, 04/06/2031(a)		730	659,646
LANXESS AG 0.625%, 12/01/2029(a)	EUR	600	592,517
LG Chem Ltd. 2.375%, 07/07/2031(a)	U.S.$	510	456,409
LYB International Finance BV 4.00%, 07/15/2023		95	96,542
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	227,526
Minsur SA 4.50%, 10/28/2031(a)	U.S.$	374	359,975
Mondi Finance Europe GmbH 2.375%, 04/01/2028(a)	EUR	490	556,974
Newmont Corp. 2.60%, 07/15/2032	U.S.$	445	409,267
Nexa Resources SA 6.50%, 01/18/2028(a)		7,304	7,760,500
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)		400	352,100
SABIC Capital I BV 2.15%, 09/14/2030(a)		1,020	912,900
Solvay SA 0.50%, 09/06/2029(a)	EUR	600	591,910
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	6,431	6,022,632
Series DM3N 3.125%, 01/15/2032		940	832,887
Teck Resources Ltd. 6.25%, 07/15/2041		537	643,102
UPL Corp. Ltd. 4.625%, 06/16/2030(a)		380	359,646
Vale Overseas Ltd. 3.75%, 07/08/2030		400	384,610
Westlake Chemical Corp. 3.375%, 08/15/2061		160	129,633

			32,053,371

Capital Goods – 0.1%
AGCO International Holdings BV 0.80%, 10/06/2028(a)	EUR	559	557,318
Carlisle Cos., Inc. 0.55%, 09/01/2023	U.S.$	323	313,575

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CNH Industrial Capital LLC 1.45%, 07/15/2026	U.S.$	205	$188,982
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(a)	EUR	210	234,834
CRH America, Inc. 3.875%, 05/18/2025(a)	U.S.$	452	457,961
CRH SMW Finance DAC 1.25%, 11/05/2026(a)	EUR	255	279,163
Emerson Electric Co. 2.80%, 12/21/2051	U.S.$	140	120,126
General Dynamics Corp. 3.50%, 05/15/2025		604	614,998
General Electric Co. 1.875%, 05/28/2027	EUR	371	410,792
HeidelbergCement Finance Luxembourg SA 1.75%, 04/24/2028(a)		370	406,834
IDEX Corp. 2.625%, 06/15/2031	U.S.$	667	609,880
Safran SA 0.125%, 03/16/2026	EUR	500	522,256
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)	U.S.$	410	361,133

			5,077,852

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.95%, 06/30/2062		699	567,511
4.80%, 03/01/2050		1,587	1,512,248
5.05%, 03/30/2029		175	185,322
5.125%, 07/01/2049		3,540	3,524,485
5.25%, 04/01/2053		129	130,696
5.375%, 05/01/2047		2,760	2,821,443
5.50%, 04/01/2063		129	130,115
5.75%, 04/01/2048		245	261,714
6.484%, 10/23/2045		115	131,070
Comcast Corp. 1.875%, 02/20/2036	GBP	122	142,625
3.90%, 03/01/2038	U.S.$	230	236,085
4.65%, 07/15/2042		210	231,193
Cox Communications, Inc. 2.60%, 06/15/2031(a)		205	185,573
Discovery Communications LLC 1.90%, 03/19/2027	EUR	512	555,206
5.20%, 09/20/2047	U.S.$	9,179	9,541,010
5.30%, 05/15/2049		3,856	4,060,717

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FactSet Research Systems, Inc. 2.90%, 03/01/2027	U.S.$	335	$326,013
Fox Corp. 3.50%, 04/08/2030		190	188,366
5.476%, 01/25/2039		240	271,516
Informa PLC 2.125%, 10/06/2025(a)	EUR	496	554,869
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	93,758
4.75%, 03/30/2030		175	187,655
ITV PLC 1.375%, 09/26/2026(a)	EUR	517	556,259
JCDecaux SA 1.625%, 02/07/2030(a)		100	104,864
2.625%, 04/24/2028(a)		500	564,110
Magallanes, Inc. 3.755%, 03/15/2027(a)	U.S.$	4,535	4,528,419
4.054%, 03/15/2029(a)		3,055	3,069,906
5.05%, 03/15/2042(a)		190	193,837
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	7,439,148
4.625%, 05/15/2029		5,971	7,462,159
Omnicom Group, Inc. 4.20%, 06/01/2030	U.S.$	315	329,511
Prosus NV 3.257%, 01/19/2027(a)		250	228,750
3.68%, 01/21/2030(a)		970	854,813
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		820	726,623
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	144,701
ViacomCBS, Inc. 4.20%, 05/19/2032	U.S.$	120	120,147
Weibo Corp. 3.375%, 07/08/2030		6,799	5,773,201
3.50%, 07/05/2024		290	283,348
WPP Finance Deutschland GmbH 1.625%, 03/23/2030(a)	EUR	519	558,254

			58,777,240

Communications - Telecommunications – 0.7%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	323,530
AT&T, Inc. 3.55%, 09/15/2055		320	280,712
4.30%, 02/15/2030-12/15/2042		410	427,001
4.35%, 03/01/2029		135	142,580

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series B 2.875%, 03/02/2025(c)	EUR	8,500	$9,155,470
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,607	9,027,727
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	260	269,482
Corning, Inc. 5.45%, 11/15/2079	U.S.$	80	88,084
Deutsche Telekom AG 3.125%, 02/06/2034(a)	GBP	107	142,870
Deutsche Telekom International Finance BV 2.00%, 12/01/2029(a)	EUR	246	283,504
4.375%, 06/21/2028(a)	U.S.$	270	283,777
8.75%, 06/15/2030		325	436,705
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)		760	745,180
Koninklijke KPN NV 0.625%, 04/09/2025(a)	EUR	500	544,411
NTT Finance Corp. 0.082%, 12/13/2025(a)		521	555,246
0.399%, 12/13/2028(a)		109	112,819
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	562,141
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	693,602
Orange SA 2.375%, 01/15/2025(a)(c)	EUR	200	222,868
5.25%, 02/07/2024(a)(c)		160	189,068
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	870	792,951
Rogers Communications, Inc. 3.80%, 03/15/2032(a)		240	238,125
4.50%, 03/15/2042(a)		132	134,062
4.55%, 03/15/2052(a)		638	641,452
T-Mobile USA, Inc. 2.55%, 02/15/2031		155	140,560
2.625%, 04/15/2026		6,723	6,431,637
2.875%, 02/15/2031		1,858	1,675,636
3.375%, 04/15/2029		6,874	6,551,504
3.875%, 04/15/2030		235	235,987
Verizon Communications, Inc. 1.75%, 01/20/2031		665	580,443
2.355%, 03/15/2032(a)		415	375,207
3.875%, 02/08/2029-03/01/2052		766	792,640

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Vodafone Group PLC 3.00%, 08/12/2056(a)	GBP	100	$117,412

			43,194,393

Consumer Cyclical - Automotive – 0.6%
American Honda Finance Corp. 0.30%, 07/07/2028	EUR	546	556,824
1.50%, 01/13/2025	U.S.$	136	131,173
Aptiv PLC 1.50%, 03/10/2025	EUR	210	232,586
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	74,120
BMW Finance NV Zero Coupon, 01/11/2026(a)	EUR	440	467,816
BMW US Capital LLC 3.25%, 04/01/2025(a)	U.S.$	127	127,518
3.45%, 04/01/2027(a)		127	127,953
General Motors Co. 5.00%, 10/01/2028-04/01/2035		581	597,314
General Motors Financial Co., Inc. 3.10%, 01/12/2032		500	449,918
5.25%, 03/01/2026		290	303,941
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		1,606	1,530,333
3.35%, 06/08/2025(a)		11,149	10,976,931
Harley-Davidson, Inc. 3.50%, 07/28/2025		4,547	4,528,967
Hella GmbH & Co. KGaA 1.00%, 05/17/2024	EUR	505	554,504
Honda Motor Co., Ltd. 2.271%, 03/10/2025	U.S.$	131	128,665
2.534%, 03/10/2027		131	127,160
2.967%, 03/10/2032		131	126,716
Hyundai Capital America 1.30%, 01/08/2026(a)		365	333,666
2.375%, 10/15/2027(a)		590	542,005
Hyundai Motor Manufacturing Indonesia PT 1.75%, 05/06/2026(a)		250	233,250
Kia Corp. 2.75%, 02/14/2027(a)		290	279,685
3.50%, 10/25/2027(a)		230	229,540
Mercedes-Benz Group AG 1.125%, 11/06/2031(a)	EUR	537	559,113
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)	U.S.$	255	230,217

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RCI Banque SA 1.75%, 04/10/2026(a)	EUR	521	$555,710
Volkswagen Financial Services NV 0.875%, 02/20/2025(a)	GBP	100	123,878
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	8,600	8,919,205
3.50%, 06/17/2025(a)(c)		5,500	6,131,065
3.875%, 06/14/2027-06/17/2029 (a)(c)		400	442,857
4.125%, 11/16/2038(a)		100	132,624
Series 10Y 1.875%, 03/30/2027(a)		100	110,833

			39,866,087

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 3.588%, 08/28/2025(a)	GBP	275	371,035
Hasbro, Inc. 3.90%, 11/19/2029	U.S.$	275	276,130

			647,165

Consumer Cyclical - Other – 0.5%
Dr. Horton, Inc. 1.40%, 10/15/2027		669	597,492
HOCHTIEF AG 0.625%, 04/26/2029(a)	EUR	180	173,867
Imerys SA 1.50%, 01/15/2027(a)		500	543,821
InterContinental Hotels Group PLC 1.625%, 10/08/2024(a)		503	560,075
Las Vegas Sands Corp. 2.90%, 06/25/2025	U.S.$	200	186,264
3.20%, 08/08/2024		660	636,974
3.50%, 08/18/2026		7,421	7,005,211
3.90%, 08/08/2029		10,089	9,246,978
Lennar Corp. 4.75%, 05/30/2025		320	331,223
Marriott International, Inc./MD Series AA 4.65%, 12/01/2028		218	225,929
Series R 3.125%, 06/15/2026		102	100,876
Series X 4.00%, 04/15/2028		228	229,575
MDC Holdings, Inc.
2.50%, 01/15/2031		315	275,470
6.00%, 01/15/2043		11,397	11,842,682
Nissan Motor Co., Ltd. 2.652%, 03/17/2026(a)	EUR	125	139,359

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NVR, Inc. 3.00%, 05/15/2030	U.S.$	661	$618,087
Owens Corning 7.00%, 12/01/2036		50	62,982
PulteGroup, Inc. 6.375%, 05/15/2033		350	407,839
Sands China Ltd. 3.10%, 03/08/2029(a)		780	659,116
3.25%, 08/08/2031(a)		1,060	843,633
Toll Brothers Finance Corp. 3.80%, 11/01/2029		190	184,022

			34,871,475

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 4.45%, 03/01/2047-09/01/2048		625	668,695
4.70%, 12/09/2035		113	122,918
4.875%, 12/09/2045		552	617,221

			1,408,834

Consumer Cyclical - Retailers – 0.2%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		230	229,793
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	555,697
AutoNation, Inc. 3.85%, 03/01/2032	U.S.$	190	183,816
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)		790	729,146
Costco Wholesale Corp. 1.60%, 04/20/2030		422	378,390
Falabella SA 3.75%, 10/30/2027(a)		261	262,664
Home Depot, Inc. (The) 2.875%, 04/15/2027		128	127,482
3.25%, 04/15/2032		641	641,065
3.50%, 09/15/2056		194	189,249
4.50%, 12/06/2048		370	417,617
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	537,832
3.65%, 04/05/2029		280	284,241
3.70%, 04/15/2046		295	281,645
4.05%, 05/03/2047		360	359,841
PVH Corp. 3.125%, 12/15/2027(a)	EUR	4,280	4,867,030
3.625%, 07/15/2024(a)		481	553,952
4.625%, 07/10/2025	U.S.$	185	188,668

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ralph Lauren Corp. 2.95%, 06/15/2030	U.S.$	390	$376,214
Ross Stores, Inc. 1.875%, 04/15/2031		320	278,606
TJX Cos., Inc. (The) 3.875%, 04/15/2030		270	281,471
VF Corp. 0.25%, 02/25/2028	EUR	100	102,488
2.95%, 04/23/2030	U.S.$	295	281,025

			12,107,932

Consumer Non-Cyclical – 1.4%
AbbVie, Inc. 2.125%, 11/17/2028	EUR	11,751	13,357,956
2.625%, 11/15/2028		320	374,613
4.45%, 05/14/2046	U.S.$	115	122,454
Altria Group, Inc.
3.125%, 06/15/2031	EUR	14,933	16,535,931
3.875%, 09/16/2046	U.S.$	160	135,653
4.00%, 02/04/2061		674	565,703
4.80%, 02/14/2029		416	436,878
5.80%, 02/14/2039		130	140,861
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	4,561	4,941,009
AmerisourceBergen Corp. 0.737%, 03/15/2023	U.S.$	665	655,421
2.70%, 03/15/2031		381	352,635
2.80%, 05/15/2030		245	230,416
4.30%, 12/15/2047		146	148,959
Amgen, Inc. 3.35%, 02/22/2032		186	184,461
4.20%, 02/22/2052		220	227,848
4.40%, 05/01/2045		225	236,991
4.663%, 06/15/2051		213	235,700
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036		125	134,358
Anheuser-Busch InBev SA/NV 2.75%, 03/17/2036(a)	EUR	100	119,148
Archer-Daniels-Midland Co. 5.935%, 10/01/2032	U.S.$	190	230,472
Asahi Group Holdings Ltd. 0.336%, 04/19/2027(a)	EUR	535	556,264
0.541%, 10/23/2028(a)		109	111,531
BAT Capital Corp. 3.215%, 09/06/2026	U.S.$	251	243,598
4.54%, 08/15/2047		70	62,486

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BAT International Finance PLC 2.25%, 09/09/2052(a)	GBP	110	$84,936
4.448%, 03/16/2028	U.S.$	235	235,970
Baxter International, Inc. 1.30%, 05/15/2029	EUR	521	557,113
Bayer AG 0.375%, 01/12/2029(a)		600	600,359
1.375%, 07/06/2032(a)		200	202,891
Becton Dickinson Euro Finance SARL 0.334%, 08/13/2028		370	374,802
Biogen, Inc. 3.25%, 02/15/2051(a)	U.S.$	85	70,541
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	322,821
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a)(c)		14,726	14,805,369
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	U.S.$	248	246,750
Cardinal Health, Inc. 4.90%, 09/15/2045		45	46,499
CCEP Finance Ireland DAC 0.50%, 09/06/2029(a)	EUR	355	360,623
Cencosud SA 4.375%, 07/17/2027(a)	U.S.$	230	233,737
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	188,230
Cigna Corp. 4.80%, 08/15/2038-07/15/2046		767	844,434
4.90%, 12/15/2048		133	149,732
Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	183,494
CommonSpirit Health 2.76%, 10/01/2024	U.S.$	622	616,860
CVS Health Corp. 4.78%, 03/25/2038		295	322,041
DH Europe Finance II Sarl 2.60%, 11/15/2029		345	328,789
Essity AB 0.25%, 02/08/2031(a)	EUR	588	558,908
Essity Capital BV 0.25%, 09/15/2029		113	111,448
Fresenius Medical Care US Finance III, Inc. 3.75%, 06/15/2029(a)	U.S.$	190	187,729
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	556,016

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gilead Sciences, Inc. 5.65%, 12/01/2041	U.S.$	110	$133,140
HCA, Inc. 4.75%, 05/01/2023		349	358,092
5.50%, 06/15/2047		366	413,194
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	14,609	13,851,160
Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)	U.S.$	490	438,604
3.541%, 04/27/2032(a)		410	366,437
Ingredion, Inc. 2.90%, 06/01/2030		361	340,181
Johnson & Johnson 3.40%, 01/15/2038		622	632,373
5.95%, 08/15/2037		290	379,439
Kellogg Co. 1.25%, 03/10/2025	EUR	500	554,570
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	U.S.$	400	361,700
Laboratory Corp. of America Holdings 2.70%, 06/01/2031		673	625,174
3.60%, 02/01/2025		214	216,271
4.70%, 02/01/2045		254	270,866
McKesson Corp. 1.30%, 08/15/2026		685	629,923
1.50%, 11/17/2025	EUR	226	252,312
3.125%, 02/17/2029	GBP	205	270,453
Merck & Co., Inc. 4.00%, 03/07/2049	U.S.$	170	183,667
METRO AG 1.50%, 03/19/2025	EUR	509	554,188
Molson Coors Beverage Co. 1.25%, 07/15/2024		500	553,476
5.00%, 05/01/2042	U.S.$	217	230,174
Molson Coors Brewing Co. 4.20%, 07/15/2046		436	421,332
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)		211	200,045
Mondelez International, Inc. 2.125%, 03/17/2024		654	648,797
2.625%, 03/17/2027		131	127,873
3.00%, 03/17/2032		131	126,463
Nestle Holdings, Inc. 3.35%, 09/24/2023(a)		365	369,632
Pfizer, Inc. 7.20%, 03/15/2039		95	139,514

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 4.25%, 11/10/2044	U.S.$	320	$310,684
4.375%, 11/15/2041		613	608,311
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		95	96,038
Reynolds American, Inc. 5.70%, 08/15/2035		320	338,309
5.85%, 08/15/2045		352	359,806
Roche Holdings, Inc. 1.882%, 03/08/2024(a)		200	197,784
2.132%, 03/10/2025(a)		200	196,052
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	360,894
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	276,287
Stryker Corp. 2.625%, 11/30/2030	EUR	270	314,347
Sysco Corp. 3.15%, 12/14/2051	U.S.$	210	179,697
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		365	329,135
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028		685	627,509
Tyson Foods, Inc. 3.55%, 06/02/2027		378	381,659

			90,757,000

Energy – 2.7%
APT Pipelines Ltd. 2.00%, 03/22/2027(a)	EUR	502	556,019
Boardwalk Pipelines LP 3.40%, 02/15/2031	U.S.$	150	141,995
BP Capital Markets America, Inc. 2.772%, 11/10/2050		220	182,420
BP Capital Markets PLC 3.25%, 03/22/2026(a)(c)	EUR	1,179	1,307,646
3.625%, 03/22/2029(a)(c)		12,390	13,521,934
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	141,651
6.25%, 03/15/2038		424	504,317
ConocoPhillips Co. 4.025%, 03/15/2062(a)		345	350,094
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		800	704,640
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		9,526	8,474,975
4.375%, 01/15/2028		185	187,608
5.75%, 01/15/2031(a)		6,979	7,627,089

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)	U.S.$	200	$189,956
Devon Energy Corp. 4.75%, 05/15/2042		381	402,667
5.00%, 06/15/2045		220	239,635
5.60%, 07/15/2041		15,076	17,418,150
Diamondback Energy, Inc. 4.25%, 03/15/2052		131	129,459
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	60,482
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		2,814	2,701,991
Enbridge Energy Partners LP 7.375%, 10/15/2045		11,626	16,138,324
Enbridge, Inc. 3.40%, 08/01/2051		105	93,435
Energy Transfer LP 4.40%, 03/15/2027		235	239,634
4.95%, 05/15/2028		818	850,027
5.35%, 05/15/2045		270	278,327
5.50%, 06/01/2027		271	290,397
6.05%, 06/01/2041		85	94,477
6.125%, 12/15/2045		205	226,240
6.25%, 04/15/2049		19,340	22,183,487
6.50%, 02/01/2042		384	441,702
Eni SpA 0.375%, 06/14/2028(a)	EUR	135	137,853
Series NC5. 2.625%, 10/13/2025(a)(c)		170	186,470
Series NC9 3.375%, 07/13/2029(a)(c)		13,815	14,599,008
Enterprise Products Operating LLC 3.70%, 01/31/2051	U.S.$	345	316,197
4.85%, 03/15/2044		130	137,725
Series E 5.25%, 08/16/2077		678	635,585
Exxon Mobil Corp. 4.227%, 03/19/2040		215	232,105
Halliburton Co. 6.70%, 09/15/2038		303	381,918
7.45%, 09/15/2039		459	616,812
Hess Corp. 4.30%, 04/01/2027		594	610,197
5.60%, 02/15/2041		395	444,517
6.00%, 01/15/2040		369	430,606
HollyFrontier Corp. 5.875%, 04/01/2026		500	523,509

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kinder Morgan Energy Partners LP
5.00%, 03/01/2043	U.S.$	175	$180,143
6.95%, 01/15/2038		392	491,410
Kinder Morgan, Inc. Series G 7.75%, 01/15/2032		277	357,338
Marathon Oil Corp. 4.40%, 07/15/2027		90	92,911
6.60%, 10/01/2037		703	856,652
6.80%, 03/15/2032		277	331,981
Marathon Petroleum Corp. 4.75%, 09/15/2044		265	269,696
6.50%, 03/01/2041		3,097	3,813,618
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	365,180
4.625%, 04/01/2029(a)		195	197,372
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	547,077
2.625%, 04/28/2023(a)		100	111,648
MPLX LP 4.50%, 04/15/2038	U.S.$	180	183,433
4.875%, 06/01/2025		185	191,788
4.95%, 03/14/2052		516	537,435
5.50%, 02/15/2049		287	318,727
NOV, Inc. 3.60%, 12/01/2029		161	158,317
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	463,919
ONEOK Partners LP 6.125%, 02/01/2041		616	677,557
ONEOK, Inc. 3.40%, 09/01/2029		390	375,500
5.20%, 07/15/2048		588	628,467
6.35%, 01/15/2031		9,379	10,858,458
Pioneer Natural Resources Co. 2.15%, 01/15/2031		370	333,129
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		335	335,774
Polski Koncern Naftowy ORLEN SA 1.125%, 05/27/2028(a)	EUR	551	554,112
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)	U.S.$	300	288,806
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		950	980,756
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 09/30/2027(a)		417	444,293

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Reliance Industries Ltd. 2.875%, 01/12/2032(a)	U.S.$	250	$228,815
3.625%, 01/12/2052(a)		300	265,430
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	940,000
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		2,050	1,875,750
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	558,311
Shell International Finance BV 4.00%, 05/10/2046	U.S.$	323	337,602
4.375%, 05/11/2045		210	226,757
4.55%, 08/12/2043		560	620,631
Suncor Energy, Inc. 6.50%, 06/15/2038		4,255	5,377,597
6.80%, 05/15/2038		204	263,072
6.85%, 06/01/2039		8,386	10,855,489
7.15%, 02/01/2032		75	92,920
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		690	638,250
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		750	605,250
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	234,390
7.00%, 10/15/2028		120	140,964
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	452,587
TotalEnergies Capital Canada Ltd. 2.125%, 09/18/2029(a)	EUR	500	571,975
TotalEnergies Capital International SA 2.50%, 03/25/2026(a)		100	117,235
3.386%, 06/29/2060	U.S.$	76	70,164
TotalEnergies SE Series NC7 1.625%, 10/25/2027(a)(c)	EUR	450	456,743
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	U.S.$	245	253,203
4.75%, 05/15/2038		175	187,432
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030		290	283,036
4.60%, 03/15/2048		255	271,235
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		700	709,888
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		850	874,013

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Valero Energy Corp. 4.00%, 06/01/2052	U.S.$	46	$43,316
6.625%, 06/15/2037		3,108	3,853,197
7.50%, 04/15/2032		495	623,758
Valero Energy Partners LP 4.50%, 03/15/2028		180	185,141
VIER GAS TRANSPORT 1.50%, 09/25/2028	EUR	500	547,056
Wintershall Dea Finance BV 0.452%, 09/25/2023(a)		500	538,986
Woodside Finance Ltd. 3.65%, 03/05/2025(a)	U.S.$	86	86,343
3.70%, 09/15/2026(a)		628	630,784
4.50%, 03/04/2029(a)		422	435,369

			174,329,466

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		509	436,146
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	231,922
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	343,166
Swire Pacific Mtn Financing HK Ltd. 2.875%, 01/30/2030(a)		340	323,595
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	557,166
Worley US Finance Sub Ltd. 0.875%, 06/09/2026(a)		531	556,388
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	364	401,481

			2,849,864

Services – 0.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	547,281
Amazon.com, Inc. 2.70%, 06/03/2060		200	165,895
3.25%, 05/12/2061		677	634,918
4.25%, 08/22/2057		360	408,510
eBay, Inc. 2.70%, 03/11/2030		350	329,746
Edenred 1.375%, 06/18/2029(a)	EUR	500	538,390
Euronet Worldwide, Inc. 1.375%, 05/22/2026		531	554,717

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Expedia Group, Inc. 3.25%, 02/15/2030	U.S.$	250	$238,548
4.625%, 08/01/2027		135	140,497
Global Payments, Inc. 2.90%, 11/15/2031		300	273,895
ISS Global A/S 0.875%, 06/18/2026(a)	EUR	106	111,511
1.50%, 08/31/2027(a)		527	556,497
JD.com, Inc. 3.375%, 01/14/2030	U.S.$	200	188,840
3.875%, 04/29/2026		320	317,260
Mastercard, Inc. 1.00%, 02/22/2029	EUR	295	319,696
3.65%, 06/01/2049	U.S.$	269	279,119
3.85%, 03/26/2050		400	423,528
Moody’s Corp. 2.55%, 08/18/2060		120	90,417
3.75%, 02/25/2052		227	223,676
5.25%, 07/15/2044		101	116,898
Rentokil Initial PLC 0.50%, 10/14/2028(a)	EUR	557	557,290
S&P Global, Inc. 2.90%, 03/01/2032(a)	U.S.$	127	123,101
Securitas AB 0.25%, 02/22/2028(a)	EUR	570	562,923
SGS Nederland Holding BV 0.125%, 04/21/2027(a)		500	514,952
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	237,649
Visa, Inc. 4.15%, 12/14/2035		360	392,819

			8,848,573

Technology – 1.3%
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	608,847
Alphabet, Inc. 1.10%, 08/15/2030		501	437,438
2.25%, 08/15/2060		377	294,790
Apple, Inc. 2.00%, 09/17/2027	EUR	240	281,134
2.40%, 08/20/2050	U.S.$	585	483,692
2.80%, 02/08/2061		418	358,121
2.85%, 08/05/2061		257	222,182
3.75%, 09/12/2047		220	228,798
4.375%, 05/13/2045		145	163,874
4.45%, 05/06/2044		485	552,208

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Atos SE 1.00%, 11/12/2029	EUR	200	$183,529
1.75%, 05/07/2025(a)		500	538,183
Axiata SPV2 Bhd 2.163%, 08/19/2030(a)	U.S.$	610	543,967
Baidu, Inc. 1.625%, 02/23/2027		17,081	15,346,937
2.375%, 08/23/2031		630	547,218
Broadcom, Inc. 3.137%, 11/15/2035(a)		205	180,736
4.00%, 04/15/2029		1,854	1,853,092
4.15%, 04/15/2032		6,516	6,501,730
4.75%, 04/15/2029		135	141,689
Cisco Systems, Inc. 5.50%, 01/15/2040		328	414,776
5.90%, 02/15/2039		312	407,982
Citrix Systems, Inc. 4.50%, 12/01/2027		209	214,376
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		360	377,898
8.10%, 07/15/2036		109	144,006
8.35%, 07/15/2046		2,243	3,284,580
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	686	693,538
DXC Technology Co. 1.75%, 01/15/2026		101	111,459
Electronic Arts, Inc. 1.85%, 02/15/2031	U.S.$	668	588,074
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	974,621
1.00%, 12/03/2028		791	834,584
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	565	564,383
6.35%, 10/15/2045		529	619,924
HP, Inc. 2.20%, 06/17/2025		363	349,982
4.00%, 04/15/2029		127	126,567
4.20%, 04/15/2032		345	343,870
6.00%, 09/15/2041		531	618,953
Infineon Technologies AG 2.00%, 06/24/2032(a)	EUR	200	223,409
Intel Corp. 3.25%, 11/15/2049	U.S.$	150	139,027
International Business Machines Corp. 3.50%, 05/15/2029		100	101,982
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		10,101	9,076,038

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lam Research Corp. 4.00%, 03/15/2029	U.S.$	574	$601,800
4.875%, 03/15/2049		277	331,647
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		250	229,266
Microsoft Corp. 2.525%, 06/01/2050		471	408,420
2.675%, 06/01/2060		150	129,580
2.921%, 03/17/2052		674	629,747
3.041%, 03/17/2062		200	187,093
3.45%, 08/08/2036		246	255,350
4.50%, 02/06/2057		126	153,410
NXP BV/NXP Funding LLC 5.35%, 03/01/2026(a)		445	468,585
Oracle Corp. 3.25%, 05/15/2030		150	141,691
3.60%, 04/01/2040		7,716	6,688,528
3.65%, 03/25/2041		4,760	4,147,627
3.85%, 07/15/2036		181	166,934
3.90%, 05/15/2035		190	178,338
4.00%, 07/15/2046		160	142,152
4.10%, 03/25/2061		551	474,142
5.375%, 07/15/2040		2,830	2,986,162
6.50%, 04/15/2038		211	251,768
SK Hynix, Inc. 2.375%, 01/19/2031(a)		460	398,084
Skyworks Solutions, Inc. 3.00%, 06/01/2031		355	316,449
Telefonaktiebolaget LM Ericsson 1.00%, 05/26/2029(a)	EUR	587	563,157
Texas Instruments, Inc. 1.75%, 05/04/2030	U.S.$	620	565,882
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	457,132
Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	135	133,900
VeriSign, Inc. 2.70%, 06/15/2031	U.S.$	155	142,122
Western Digital Corp. 2.85%, 02/01/2029		2,233	2,047,108
3.10%, 02/01/2032		5,252	4,694,548
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	230,090
Workday, Inc. 3.70%, 04/01/2029		1,790	1,792,175
3.80%, 04/01/2032		4,754	4,759,901

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)	U.S.$	790	$679,159
Xilinx, Inc. 2.375%, 06/01/2030		678	629,946

			85,660,087

Transportation - Airlines – 0.2%
Alaska Airlines Pass Through Trust 4.80%, 08/15/2027(a)		595	606,344
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,631	9,238,341
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		380	381,626
4.75%, 10/20/2028(a)		356	359,233
easyJet PLC 0.875%, 06/11/2025(a)	EUR	517	554,967
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	834	868,309
Southwest Airlines Co. Pass-Through Trust Series 44743 6.15%, 08/01/2022		617	621,689
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027		621	636,032

			13,266,541

Transportation - Railroads – 0.1%
Burlington Northern Santa Fe L 2.875%, 06/15/2052		139	123,003
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	302,050
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		463	460,647
5.875%, 07/05/2034(a)		785	841,754
MTR Corp. Ltd. 1.625%, 08/19/2030(a)		260	229,905
Union Pacific Corp. 3.50%, 02/14/2053		133	129,892
3.55%, 05/20/2061		463	440,427
3.85%, 02/14/2072		133	131,948

			2,659,626

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		790	675,845
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,610,144

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FedEx Corp. 0.45%, 05/04/2029	EUR	14,366	$14,596,411
Gatwick Funding Ltd. 2.625%, 10/07/2046(a)	GBP	120	128,955
Heathrow Funding Ltd. 1.50%, 02/11/2030	EUR	536	558,318
2.625%, 03/16/2028(a)	GBP	295	362,339
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	235,868
Ryder System, Inc. 1.75%, 09/01/2026		139	129,655
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	469,405

			18,766,940

			625,142,446

Utility – 1.0%
Electric – 1.0%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	466,851
Adani Electricity Mumbai Ltd. 3.867%, 07/22/2031(a)		710	622,776
Adani Transmission Ltd. 4.00%, 08/03/2026(a)		7,886	7,621,326
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,885	2,719,112
AusNet Services Holdings Pty Ltd. 1.50%, 02/26/2027(a)	EUR	507	555,541
Cadent Finance PLC 0.625%, 03/19/2030(a)		307	307,081
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)	U.S.$	206	155,311
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		683	682,386
Commonwealth Edison Co. 5.90%, 03/15/2036		150	183,861
Series 133 3.85%, 03/15/2052		131	135,771
Consolidated Edison Co. of New York, Inc. Series 06-A 5.85%, 03/15/2036		115	135,069
Series 12-A 4.20%, 03/15/2042		270	272,337
DTE Electric Co. Series B 3.65%, 03/01/2052		65	65,655

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Duke Energy Carolinas LLC 2.85%, 03/15/2032	U.S.$	61	$58,912
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		300	272,893
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	138,828
Duke Energy Progress LLC 4.00%, 04/01/2052		43	45,676
E.ON International Finance BV 1.00%, 04/13/2025(a)	EUR	91	100,720
5.75%, 02/14/2033(a)		373	558,024
Electricite de France SA 2.875%, 12/15/2026(a)(c)		8,400	8,644,372
5.25%, 01/29/2023(a)(c)	U.S.$	485	481,969
Elia Transmission Belgium SA 0.875%, 04/28/2030(a)	EUR	500	514,254
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	222,269
Enel Chile SA 4.875%, 06/12/2028		270	279,696
Enel Finance International NV 0.375%, 05/28/2029(a)	EUR	360	360,945
0.50%, 06/17/2030(a)		10,929	10,822,137
6.00%, 10/07/2039(a)	U.S.$	115	136,221
Engie Energia Chile SA 3.40%, 01/28/2030(a)		670	612,129
Eversource Energy 2.90%, 03/01/2027		131	128,482
Exelon Corp. 3.35%, 03/15/2032(a)		132	128,769
Exelon Generation Co. LLC
5.60%, 06/15/2042		236	251,416
5.75%, 10/01/2041		170	183,636
6.25%, 10/01/2039		543	615,056
Florida Power & Light Co.
4.05%, 06/01/2042		435	457,423
4.125%, 06/01/2048		125	136,305
Georgia Power Co. Series B 3.70%, 01/30/2050		290	270,238
Iberdrola International BV Series NC5 1.874%, 01/28/2026(a)(c)	EUR	300	321,079
Series NC6 1.45%, 11/09/2026(a)(c)		11,700	12,235,202

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(a)	U.S.$	230	$226,090
4.75%, 01/15/2051(a)		480	414,360
Interconexion Electrica SA ESP 3.825%, 11/26/2033(a)		403	370,004
Israel Electric Corp. Ltd. Series G 3.75%, 02/22/2032(a)		290	278,360
4.25%, 08/14/2028(a)		450	453,741
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		418	416,141
Massachusetts Electric Co. 5.90%, 11/15/2039(a)		345	418,767
Minejesa Capital BV 4.625%, 08/10/2030(a)		730	693,580
National Central Cooling Co. PJSC 2.50%, 10/21/2027(a)		730	667,950
National Grid PLC 0.553%, 09/18/2029(a)	EUR	554	557,584
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	3,879	3,574,009
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(a)		230	235,711
NTPC Ltd. 4.25%, 02/26/2026(a)		370	371,341
Origin Energy Finance Ltd. 1.00%, 09/17/2029(a)	EUR	566	557,368
Pacific Gas and Electric Co. 4.20%, 03/01/2029	U.S.$	131	129,010
4.40%, 03/01/2032		131	128,713
4.95%, 07/01/2050		317	300,062
5.25%, 03/01/2052		131	132,406
PacifiCorp 4.15%, 02/15/2050		390	408,053
6.35%, 07/15/2038		110	139,973
PECO Energy Co. 2.85%, 09/15/2051		155	134,747
RH International Singapore Corp. Pte Ltd. 4.50%, 03/27/2028(a)		470	485,804
San Diego Gas & Electric Co. 3.70%, 03/15/2052		659	661,202
Series XXX 3.00%, 03/15/2032		132	127,856
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	377,715

56 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Southern Power Co. Series F 4.95%, 12/15/2046	U.S.$	345	$367,511
TenneT Holding BV 2.374%, 07/22/2025(a)(c)	EUR	125	138,576
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	458,031
Tucson Electric Power Co. 3.25%, 05/15/2032		274	267,680
Union Electric Co. 3.90%, 04/01/2052		129	133,556

			65,525,629

Natural Gas – 0.0%
Atmos Energy Corp. 2.625%, 09/15/2029		345	329,277
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)		290	259,695
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(a)		540	544,320
KeySpan Gas East Corp. 3.586%, 01/18/2052(a)		137	120,995
National Fuel Gas Co. 5.50%, 01/15/2026		596	628,748
National Grid North America, Inc. 1.054%, 01/20/2031	EUR	109	111,758
NiSource, Inc. 5.65%, 02/01/2045	U.S.$	230	260,458
Southwest Gas Corp. 4.05%, 03/15/2032		128	127,598

			2,382,849

			67,908,478

Total Corporates - Investment Grade (cost $1,576,662,086)			1,460,650,392

CORPORATES - NON-INVESTMENT GRADE – 6.6%
Industrial – 4.8%
Basic – 0.6%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		2,986	2,625,365
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	6,043,493
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,940	5,965,170
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)		2,060	2,074,600

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Rimini Bidco SpA 5.25%, 12/14/2026	EUR	9,315	$9,132,363
SPCM SA 2.00%, 02/01/2026		6,377	6,846,650
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)(e)		9,526	9,029,939

			41,717,580

Capital Goods – 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(a)		11,480	11,667,895
3.00%, 09/01/2029(a)		100	98,871
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	10,199,703
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	3,706,820
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		11,795	12,900,062
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,663,590

			47,236,941

Communications - Media – 0.4%
Cable One, Inc. 4.00%, 11/15/2030(a)		2,965	2,735,425
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 06/01/2033(a)		6,943	6,231,343
4.75%, 02/01/2032(a)		141	131,401
DISH DBS Corp. 5.25%, 12/01/2026(a)		9,670	9,226,807
5.75%, 12/01/2028(a)		6,707	6,367,418

			24,692,394

Communications - Telecommunications – 0.4%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	8,685	9,253,016
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	5,719	4,921,694
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)	EUR	12,035	11,254,955

			25,429,665

Consumer Cyclical - Automotive – 0.3%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		1,819	1,989,757

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Daimler Trucks Finance North America LLC 3.50%, 04/07/2025	U.S.$	150	$149,835
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		2,986	3,035,848
Schaeffler AG 2.875%, 03/26/2027(a)	EUR	120	130,502
ZF Finance GmbH 2.00%, 05/06/2027(a)		13,000	12,957,321
2.25%, 05/03/2028(a)		200	196,679

			18,459,942

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	5,542	5,154,060
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	7,278,369

			12,432,429

Consumer Cyclical - Other – 0.0%
NH Hotel Group SA 4.00%, 07/02/2026(a)		2,626	2,834,087
Travel + Leisure Co. 6.625%, 07/31/2026(a)	U.S.$	135	141,439

			2,975,526

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		7,914	7,312,471
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	5,175	6,918,835

			14,231,306

Consumer Cyclical - Retailers – 0.1%
Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	140	141,176
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,190	1,281,078
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	3,163	2,903,480
Maxeda DIY Holding BV 5.875%, 10/01/2026(a)	EUR	100	106,964

			4,432,698

Consumer Non-Cyclical – 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	3,143	3,145,922
5.875%, 02/15/2028(a)		140	139,781
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	12,097	13,561,663

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	970	$1,044,224
4.375%, 01/15/2028(a)		100	109,337
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)		5,880	6,185,748
Grifols SA 1.625%, 02/15/2025(a)		2,846	3,055,148
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	12,296	11,715,630
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029(e)	EUR	11,490	11,439,816

			50,397,269

Energy – 0.0%
Apache Corp. 5.10%, 09/01/2040	U.S.$	180	182,225

Other Industrial – 0.2%
Belden, Inc. 3.375%, 07/15/2027(a)	EUR	8,510	9,170,064
ProGroup AG 3.00%, 03/31/2026(a)		649	687,617

			9,857,681

Services – 0.6%
Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	9,112	8,616,808
Elior Group SA 3.75%, 07/15/2026(a)	EUR	8,360	8,417,394
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	12,598,221
Verisure Holding AB 3.25%, 02/15/2027(a)		8,815	9,157,495

			38,789,918

Technology – 0.0%
Cedacri Mergeco SpA 4.625% (LIBOR 3 Month + 4.63%), 05/15/2028(a)(d)		2,835	3,116,798

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(f)	U.S.$	16,500	16,885,536
Kapla Holding SAS 3.25% (EURIBOR 1 Month + 3.25%), 12/15/2026(a)(d)	EUR	100	107,433

			16,992,969

			310,945,341

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 1.7%
Banking – 1.1%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(c)	U.S.$	100	$91,000
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	12,449,441
Banco Santander SA 6.75%, 04/25/2022(a)(c)	EUR	14,100	15,647,699
Canadian Imperial Bank Of Comm 3.30%, 04/07/2025	U.S.$	641	640,264
3.45%, 04/07/2027		641	639,770
Credit Suisse Group AG 6.25%, 12/18/2024(a)(c)		11,289	11,408,946
7.50%, 07/17/2023(a)(c)		200	202,792
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		9,793	9,853,252
5.71%, 01/15/2026(a)		5,580	5,713,835
Societe Generale SA 7.875%, 12/18/2023(a)(c)		15,565	16,272,741

			72,919,740

Finance – 0.2%
Aircastle Ltd. 5.25%, 06/15/2026(a)(c)		195	176,697
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	3,009	3,324,873
SLM Corp. 4.20%, 10/29/2025	U.S.$	6,276	6,227,725

			9,729,295

Other Finance – 0.2%
Motion Finco SARL 7.00%, 05/15/2025(a)	EUR	5,545	6,341,800
Nordic Aviation Capital 5.04%, 02/27/2024(f)(g)	U.S.$	10,632	7,681,385

			14,023,185

REITs – 0.2%
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	100	107,310
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	109,987
Vivion Investments SARL 3.00%, 08/08/2024(a)		6,200	6,596,262
3.50%, 11/01/2025(a)		3,300	3,493,081

			10,306,640

			106,978,860

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)	EUR	6,200	$6,184,108
Vistra Corp. 7.00%, 12/15/2026(a)(c)	U.S.$	100	97,347

			6,281,455

Total Corporates - Non-Investment Grade (cost $461,015,359)			424,205,656

QUASI-SOVEREIGNS – 4.2%
Quasi-Sovereign Bonds – 4.2%
Chile – 0.0%
Chile Government International Bond 2.45%, 01/31/2031		250	233,563
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		980	980,000
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	369,144
4.70%, 05/07/2050(a)		370	371,850

			1,954,557

China – 3.8%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	542,790	93,781,235
Series 1904 3.68%, 02/26/2026		598,250	96,958,225
Series 2004 3.43%, 01/14/2027		196,740	31,673,099
Series 2009 3.39%, 07/10/2027		131,150	21,061,272
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	800	733,512
4.875%, 03/14/2025(a)		230	236,192

			244,443,535

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a)(c)		250	233,562
3.50%, 01/12/2062(a)		350	325,894

			559,456

India – 0.0%
Indian Railway Finance Corp. Ltd. 3.249%, 02/13/2030(a)		250	234,468

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)	U.S.$	770	$713,297
4.15%, 02/25/2060(a)		410	361,825
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	464,399

			1,539,521

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	406,780
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		240	198,600

			605,380

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	936,550

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		13,850	12,142,987
4.677%, 02/09/2051(a)		430	351,471
4.688%, 05/15/2029(a)		1,010	996,618
5.00%, 09/29/2036(a)		3,634	3,552,235

			17,043,311

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		490	447,064
5.125%, 08/11/2061(a)		240	218,820
Banco Nacional de Panama 2.50%, 08/11/2030(a)		1,040	913,588

			1,579,472

Qatar – 0.0%
Qatar Energy 2.25%, 07/12/2031(a)		540	498,150
3.30%, 07/12/2051(a)		500	460,000

			958,150

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	276,412
4.60%, 11/02/2047(a)		250	264,266
Abu Dhabi Ports Co. PJSC 2.50%, 05/06/2031(a)		500	462,500

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DP World Crescent Ltd. 3.75%, 01/30/2030(a)	U.S.$	1,170	$1,167,075
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)		230	223,359
MDGH GMTN RSC Ltd. Series G 2.50%, 06/03/2031(a)		690	638,250

			3,031,862

Total Quasi-Sovereigns (cost $246,709,006)			272,886,262

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.9%
Bellemeade Re Ltd. Series 2018-1A, Class M2 3.357% (LIBOR 1 Month + 2.90%), 04/25/2028(a)(d)		981	977,760
Series 2019-1A, Class M1B 2.207% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(d)		7,058	7,059,888
Series 2019-2A, Class M1C 2.457% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(d)		8,716	8,688,045
Series 2019-2A, Class M2 3.557% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(d)		5,800	5,705,515
Series 2019-3A, Class M1B 2.057% (LIBOR 1 Month + 1.60%), 07/25/2029(a)(d)		5,434	5,427,713
Series 2019-3A, Class M1C 2.407% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(d)		10,500	10,435,844
Series 2019-4A, Class M1C 2.957% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(d)		5,676	5,595,934
Series 2020-3A, Class M1C 4.157% (LIBOR 1 Month + 3.70%), 10/25/2030(a)(d)		4,776	4,835,592
Series 2021-3A, Class A2 1.099% (SOFR + 1.00%), 09/25/2031(a)(d)		7,225	7,150,311
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.757% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(d)		730	729,540

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-R03, Class 1M2 2.607% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(d)	U.S.$	504	$504,226
Series 2019-R05, Class 1M2 2.457% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(d)		51	51,118
Series 2019-R06, Class 2M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(d)		766	766,074
Series 2019-R07, Class 1M2 2.557% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(d)		1,371	1,371,158
Series 2020-R01, Class 1M2 2.507% (LIBOR 1 Month + 2.05%), 01/25/2040(a)(d)		3,139	3,135,140
Series 2021-R01, Class 1M1 0.849% (SOFR + 0.75%), 10/25/2041(a)(d)		659	654,271
Series 2021-R01, Class 1M2 1.649% (SOFR + 1.55%), 10/25/2041(a)(d)		878	852,087
Series 2022-R01, Class 1M2 1.999% (SOFR + 1.90%), 12/25/2041(a)(d)		10,564	10,029,782
Eagle Re Ltd. Series 2018-1, Class M1 1.887% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(d)		4,843	4,833,599
Series 2021-2, Class M1B 2.149% (SOFR + 2.05%), 04/25/2034(a)(d)		3,700	3,646,831
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.707% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		4,482	4,534,537
Series 2014-DN3, Class M3 4.457% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		3,494	3,546,469
Series 2014-HQ2, Class M3 4.207% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		756	772,955
Series 2015-DNA1, Class M3 3.757% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		4,798	4,861,665

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-HQA1, Class M3 5.157% (LIBOR 1 Month + 4.70%), 03/25/2028(d)	U.S.$	941	$962,351
Series 2015-HQA2, Class M3 5.257% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		4,350	4,481,669
Series 2017-HQA2, Class M2B 3.107% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,643,571
Series 2019-DNA3, Class M2 2.507% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(d)		990	989,599
Series 2019-DNA4, Class M2 2.407% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(d)		1,159	1,157,175
Series 2019-HQA1, Class M2 2.807% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(d)		3,856	3,856,318
Series 2020-DNA1, Class M2 2.157% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(d)		602	601,455
Series 2020-HQA2, Class M2 3.557% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(d)		2,350	2,358,783
Series 2021-DNA5, Class M2 1.749% (SOFR + 1.65%), 01/25/2034(a)(d)		4,052	3,990,037
Series 2021-DNA6, Class M1 0.899% (SOFR + 0.80%), 10/25/2041(a)(d)		730	722,348
Series 2021-DNA6, Class M2 1.599% (SOFR + 1.50%), 10/25/2041(a)(d)		11,395	10,833,091
Series 2021-DNA7, Class M2 1.899% (SOFR + 1.80%), 11/25/2041(a)(d)		13,277	12,622,340
Series 2021-HQA4, Class M1 1.049% (SOFR + 0.95%), 12/25/2041(a)(d)		7,113	6,936,125
Series 2021-HQA4, Class M2 2.449% (SOFR + 2.35%), 12/25/2041(a)(d)		13,864	13,019,350
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 5.707% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		119	123,018

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C01, Class M2 4.857% (LIBOR 1 Month + 4.40%), 01/25/2024(d)	U.S.$	476	$492,127
Series 2014-C04, Class 1M2 5.357% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		1,658	1,707,106
Series 2014-C04, Class 2M2 5.457% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		1,276	1,289,148
Series 2015-C01, Class 1M2 4.757% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		2,370	2,388,023
Series 2015-C02, Class 1M2 4.457% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		1,980	1,979,598
Series 2015-C03, Class 1M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		453	460,810
Series 2015-C03, Class 2M2 5.457% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		57	56,662
Series 2015-C04, Class 1M2 6.157% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,272	1,361,088
Series 2015-C04, Class 2M2 6.007% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		7,140	7,413,807
Series 2016-C01, Class 2M2 7.407% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,170	1,242,032
Series 2016-C02, Class 1M2 6.457% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		3,232	3,407,016
Series 2016-C05, Class 2M2 4.907% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		8,831	9,169,015
Series 2017-C03, Class 1M2 3.457% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		2,935	2,997,225
Series 2017-C06, Class 2M2 3.257% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,295	1,317,605
Series 2018-C01, Class 1B1 4.007% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,472,162

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-R02, Class 2M2 2.099% (SOFR + 2.00%), 11/25/2041(a)(d)	U.S.$	7,361	$7,037,693
Home Re Ltd. Series 2020-1, Class M1B 3.707% (LIBOR 1 Month + 3.25%), 10/25/2030(a)(d)		2,136	2,140,681
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.957% (LIBOR 1 Month + 5.50%), 10/25/2025(d)(h)		1,796	1,812,783
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 3.195% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(d)		5,812	5,763,206
Series 2019-3R, Class A 3.145% (LIBOR 1 Month + 2.70%), 10/27/2022(a)(d)		456	455,080
Radnor Re Ltd. Series 2019-1, Class M1B 2.407% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(d)		4,623	4,629,404
Series 2019-2, Class M1B 2.207% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(d)		9,442	9,433,395
STACR Trust Series 2018-DNA3, Class M2 2.557% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(d)		11,122	11,171,088
Triangle Re Ltd. Series 2021-1, Class M1B 3.457% (LIBOR 1 Month + 3.00%), 08/25/2033(a)(d)		1,386	1,386,632
Series 2021-3, Class M1A 1.999% (SOFR + 1.90%), 02/25/2034(a)(d)		10,230	10,140,026

			256,186,696

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,394	1,003,110
Series 2006-26CB, Class A6 6.25%, 09/25/2036		115	75,995
Series 2006-26CB, Class A8 6.25%, 09/25/2036		428	283,888

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-J1, Class 1A11 5.50%, 02/25/2036	U.S.$	710	$610,633
Series 2007-15CB, Class A19 5.75%, 07/25/2037		286	218,058
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		826	519,588
Series 2007-HY4, Class 1A1 2.887%, 09/25/2047		261	246,806
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.218%, 03/25/2037		134	129,777
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		511	288,158
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		598	575,369
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.868%, 12/28/2037		939	924,536

			4,875,918

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.707% (LIBOR 1 Month + 0.25%), 04/25/2037(d)		560	138,636

Total Collateralized Mortgage Obligations (cost $261,724,341)			261,201,250

MORTGAGE PASS-THROUGHS – 3.9%
Agency Fixed Rate 30-Year – 3.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		14,967	15,119,487
Series 2020 2.50%, 07/01/2050		15,430	14,857,361
3.50%, 01/01/2050		11,257	11,395,916
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		7,640	8,057,614
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		8	8,556

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007 5.50%, 09/01/2036-08/01/2037	U.S.$	11	$12,158
Series 2008 5.50%, 03/01/2037-05/01/2038		1,044	1,138,105
Series 2012 3.50%, 02/01/2042-01/01/2043		25,013	25,637,235
Series 2013 3.50%, 04/01/2043		11,621	11,900,087
Series 2017 3.50%, 06/01/2047-01/01/2048		214	217,232
Series 2018 3.50%, 01/01/2048-05/01/2048		13,500	13,660,868
4.50%, 09/01/2048-12/01/2048		17,991	18,939,246
Series 2020 2.50%, 07/01/2050		33,420	32,277,102
3.50%, 01/01/2050		18,241	18,426,483
Uniform Mortgage-Backed Security Series 2022 2.50%, 04/01/2052, TBA		18,119	17,300,712
3.00%, 04/01/2052, TBA		64,651	63,292,320

Total Mortgage Pass-Throughs (cost $261,340,032)			252,240,482

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
AGL CLO 12 Ltd. Series 2021-12A, Class B 1.854% (LIBOR 3 Month + 1.60%), 07/20/2034(a)(d)		3,892	3,833,931
AGL CLO 16 Ltd. Series 2021-16A, Class A 1.378% (LIBOR 3 Month + 1.13%), 01/20/2035(a)(d)		700	691,022
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B 1.904% (LIBOR 3 Month + 1.65%), 07/20/2034(a)(d)		1,600	1,577,005
Ballyrock CLO 16 Ltd. Series 2021-16A, Class A2 1.904% (LIBOR 3 Month + 1.65%), 07/20/2034(a)(d)		3,892	3,841,178
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.017% (LIBOR 3 Month + 1.75%), 04/26/2031(a)(d)		4,580	4,469,801

70 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 4.63%), 01/17/2034(a)(d)	U.S.$	500	$500,496
Dryden 98 CLO Ltd. Series 2022-98A, Class D 4.004% (SOFR + 3.10%), 04/20/2035(a)		2,200	2,178,231
Elmwood CLO IX Ltd. Series 2021-2A, Class B 1.804% (LIBOR 3 Month + 1.55%), 07/20/2034(a)(d)		4,052	4,007,942
Flatiron CLO 21 Ltd. Series 2021-1A, Class B 1.848% (LIBOR 3 Month + 1.60%), 07/19/2034(a)(d)		4,424	4,349,771
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.897% (LIBOR 3 Month + 1.63%), 04/26/2031(a)(d)		4,035	4,004,717
Kings Park CLO Ltd. Series 2021-1A, Class A 1.478% (LIBOR 3 Month + 1.13%), 01/21/2035(a)(d)		700	694,492
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.421% (LIBOR 3 Month + 1.18%), 12/18/2030(a)(d)		17,519	17,366,775
Neuberger Berman Loan Advisers Clo 43 Ltd. Series 2021-43A, Class B 1.841% (LIBOR 3 Month + 1.60%), 07/17/2035(a)(d)		7,829	7,747,578
New Mountain CLO 3 Ltd. Series CLO-3A, Class B1 1.831% (LIBOR 3 Month + 1.70%), 10/20/2034(a)(d)		5,734	5,607,935
OCP CLO Ltd. Series 2020-18A, Class AR 1.344% (LIBOR 3 Month + 1.09%), 07/20/2032(a)(d)		3,453	3,408,168
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.668% (LIBOR 3 Month + 1.18%), 11/18/2031(a)(d)		8,984	8,932,028

abfunds.com	AB GLOBAL BOND FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OZLM XVIII Ltd. Series 2018-18A, Class A 1.259% (LIBOR 3 Month + 1.02%), 04/15/2031(a)(d)	U.S.$	17,040	$16,902,283
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a)(d)		650	633,397
Peace Park CLO Ltd. Series 2021-1A, Class A 1.384% (LIBOR 3 Month + 1.13%), 10/20/2034(a)(d)		4,620	4,569,998
Pikes Peak CLO 8 Series 2021-8A, Class A 1.424% (LIBOR 3 Month + 1.17%), 07/20/2034(a)(d)		14,279	14,197,804
Series 2021-8A, Class B 2.004% (LIBOR 3 Month + 1.75%), 07/20/2034(a)(d)		7,590	7,521,261
Regatta XIX Funding Ltd. Series 2022-1A, Class D 4.379% (SOFR + 3.30%), 04/20/2035(a)(g)		600	600,000
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 1.239% (LIBOR 3 Month + 1.15%), 01/20/2035(a)(d)		450	444,996
Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(a)(d)		500	487,130
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.414% (LIBOR 3 Month + 1.16%), 10/20/2031(a)(d)		8,500	8,441,188
THL Credit Wind River CLO Ltd. Series 2017-4A, Class B 1.93% (LIBOR 3 Month + 1.45%), 11/20/2030(a)(d)		6,000	5,943,660
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.484% (LIBOR 3 Month + 1.23%), 01/20/2032(a)(d)		4,510	4,497,936

Total Collateralized Loan Obligations (cost $138,767,783)			137,450,723

72 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.6%
Non-Agency Floating Rate CMBS – 1.3%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.397% (LIBOR 1 Month + 1.00%), 06/15/2035(a)(d)	U.S.$	14,000	$13,875,407
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.397% (LIBOR 1 Month + 1.00%), 11/15/2033(a)(d)		6,275	6,108,398
BHMS Series 2018-ATLS, Class A 1.647% (LIBOR 1 Month + 1.25%), 07/15/2035(a)(d)		13,884	13,739,986
BHP Trust Series 2019-BXHP, Class C 1.919% (LIBOR 1 Month + 1.52%), 08/15/2036(a)(d)		5,180	5,075,871
BX Trust Series 2018-EXCL, Class A 1.485% (LIBOR 1 Month + 1.09%), 09/15/2037(a)(d)		9,065	8,963,671
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.479% (LIBOR 1 Month + 1.03%), 12/19/2030(a)(d)		18,535	18,360,895
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.347% (LIBOR 1 Month + 1.95%), 08/15/2032(a)(d)		5,035	4,870,264
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 2.382% (LIBOR 1 Month + 1.73%), 11/15/2026(d)(h)		5,700	74,813
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.897% (LIBOR 1 Month + 1.50%), 07/15/2036(a)(d)		12,593	12,529,125

			83,598,430

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	8,688,185

abfunds.com	AB GLOBAL BOND FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Commercial Mortgage Trust Series 2012-CR3, Class D 4.752%, 10/15/2045(a)	U.S.$	2,322	$1,896,912
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		576	572,767
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.163%, 08/10/2044(a)		205	94,804
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,791,655
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,304,736

			22,349,059

Total Commercial Mortgage-Backed Securities (cost $112,407,068)			105,947,489

GOVERNMENTS - SOVEREIGN AGENCIES – 1.2%
Canada – 1.0%
Canada Housing Trust No.1 2.35%, 06/15/2027(a)	CAD	14,610	11,465,674
1.55%, 12/15/2026(a)		67,675	51,357,647

			62,823,321

Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.875%, 10/10/2025(a)	EUR	5,600	6,166,412
0.01%, 10/15/2024(a)		7,071	7,669,758

			13,836,170

Total Governments - Sovereign Agencies (cost $80,198,434)			76,659,491

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Chile – 0.0%
Chile Government International Bond 2.55%, 01/27/2032	U.S.$	250	235,281
3.10%, 05/07/2041-01/22/2061		480	407,265

			642,546

Colombia – 0.2%
Colombia Government International Bond 3.25%, 04/22/2032		6,783	5,684,154
3.875%, 04/25/2027		5,118	4,914,240

			10,598,394

74 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau 3.20%, 09/11/2026	AUD	1,008	$755,667

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	510	462,283

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	5,380,385
2.15%, 07/28/2031	U.S.$	1,030	955,438
3.20%, 09/23/2061		640	545,671
3.375%, 07/30/2025(a)	EUR	10,564	12,298,501
3.55%, 03/31/2032	U.S.$	200	205,000
4.125%, 01/15/2025(a)		590	609,101
4.30%, 03/31/2052		200	208,750

			20,202,846

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032		14,565	15,438,900

Panama – 0.3%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	467,438
Panama Government International Bond 3.875%, 03/17/2028		920	940,872
6.70%, 01/26/2036		12,960	16,016,130

			17,424,440

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,504,558
3.229%, 03/29/2027		205	207,819
3.556%, 09/29/2032		205	210,404
4.20%, 03/29/2047		205	213,712

			2,136,493

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,168,275
4.40%, 04/16/2050(a)		490	549,412

			1,717,687

Romania – 0.0%
Romanian Government International Bond 3.00%, 02/14/2031(a)		250	231,563

abfunds.com	AB GLOBAL BOND FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saudi Arabia – 0.0%
Saudi Government International Bond 3.625%, 03/04/2028(a)	U.S.$	370	$380,175
3.75%, 01/21/2055(a)		970	931,200

			1,311,375

United Arab Emirates – 0.0%
Abu Dhabi Government International Bond 1.875%, 09/15/2031(a)		1,180	1,087,075

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		430	467,840

Total Governments - Sovereign Bonds (cost $78,928,609)			72,477,109

COVERED BONDS – 1.1%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	17,195	18,203,078
Commonwealth Bank Of Australia 0.125%, 10/15/2029(a)		17,890	18,214,172
DNB Boligkreditt AS 0.625%, 06/19/2025(a)		4,436	4,874,149
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	18,218,800
National Bank of Canada 0.01%, 09/29/2026(a)		7,000	7,408,778
Nationwide Building Society 0.625%, 03/25/2027(a)		4,570	4,950,910

Total Covered Bonds (cost $72,753,189)			71,869,887

EMERGING MARKETS - CORPORATE BONDS – 0.9%
Industrial – 0.8%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,279	4,182,723
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		4,883	4,813,722
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,952	1,869,040

			10,865,485

Capital Goods – 0.3%
Cemex SAB de CV 5.45%, 11/19/2029(a)		9,430	9,583,237

76 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Embraer Netherlands Finance BV 5.40%, 02/01/2027	U.S.$	5,972	$5,983,198
6.95%, 01/17/2028(a)		3,805	4,012,610
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	58,877

			19,637,922

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	776,816

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Fin 4.125%, 02/15/2028	EUR	4,602	4,985,397
Studio City Finance Ltd. 6.50%, 01/15/2028(a)	U.S.$	3,465	2,945,250
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		3,203	2,705,894

			10,636,541

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		2,089	2,078,555
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f)(g)(h)(i)(j)		4,300	430

			2,078,985

Energy – 0.1%
Greenko Dutch BV 3.85%, 03/29/2026(a)		388	366,175
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	216,612
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	3,890,400

			4,473,187

Services – 0.0%
MercadoLibre, Inc. 3.125%, 01/14/2031		367	318,358

Transportation - Services – 0.0%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,453	3,155,179

			51,942,473

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	3,244,556

abfunds.com	AB GLOBAL BOND FUND | 77

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)	U.S.$	772	$717,960
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		1,155	1,148,129

			5,110,645

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(k)		4,827	183,852
5.25%, 12/27/2033(a)(k)		1,562	55,827
7.125%, 12/26/2046(a)(k)		2,185	76,657

			316,336

Total Emerging Markets - Corporate Bonds (cost $76,480,346)			57,369,454

SUPRANATIONALS – 0.7%
Supranational – 0.7%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	10,037,659
1.80%, 01/19/2027		19,295	13,527,020
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,808,884
2.70%, 01/29/2026	U.S.$	2,485	1,834,478
International Bank for Reconstruction & Development Series G Zero Coupon, 01/15/2027	EUR	14,647	15,538,663

Total Supranationals (cost $43,719,152)			42,746,704

INFLATION-LINKED SECURITIES – 0.5%
United States – 0.5%
U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS) (cost $34,737,260)	U.S.$	32,307	33,864,066

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.4%
Japan – 0.4%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $26,949,168)	EUR	23,092	24,301,275

78 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.50%, 02/22/2029(a)	U.S.$	6,682	$6,599,728

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		5,715	2,743,200

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	3,350	3,254,971
5.875%, 10/17/2031(a)		4,855	4,960,646

			8,215,617

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	6,578	6,024,214

Total Emerging Markets - Sovereigns (cost $26,066,794)			23,582,759

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 2.70%, 06/02/2029 (cost $22,915,217)	CAD	28,190	22,154,583

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)	U.S.$	8,191	7,415,249
Neuberger Berman Loan Advisers Euro CLO Series 2022-3, Class D 3.20%, 10/25/2034	EUR	437	461,641
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)	U.S.$	3,008	3,038,386

Total Asset-Backed Securities (cost $11,695,902)			10,915,276

abfunds.com	AB GLOBAL BOND FUND | 79

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(l)	U.S.$	1,211	$1,197,070

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.197% (LIBOR 1 Month + 3.75%), 11/16/2025(l)		5,087	5,051,331

Total Bank Loans (cost $6,250,673)			6,248,401

		Shares
COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(f)(g)(i)		2,703	2,701,040

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	477,309
SandRidge Energy, Inc.(i)		4,459	71,433

			548,742

Total Common Stocks (cost $8,014,207)			3,249,782

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f)(g)(i)		27	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(f)(g)(i)		42,267	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		3,861	100
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,625	20

Total Warrants (cost $27,079)			120

80 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.19%(m)(n)(o) (cost $106,401,870)		106,401,870		$106,401,870

		Principal Amount (000)
Time Deposits – 1.1%
BBH, Grand Cayman 0.25%, 04/01/2022	GBP	1		785
0.50%, 04/01/2022	NZD	324		224,440
5.40%, 04/01/2022	ZAR	0	**	1
Citibank, London (0.78)%, 04/01/2022	EUR	54,683		60,492,577
Sumitomo Trust Bank, London 0.15%, 04/01/2022	U.S.$	8,627		8,627,167

Total Time Deposits (cost $69,344,970)				69,344,970

Total Short-Term Investments (cost $175,746,840)				175,746,840

Total Investments – 101.9% (cost $6,998,424,432)				6,577,327,804
Other assets less liabilities – (1.9)%				(124,363,748)

Net Assets – 100.0%				$6,452,964,056

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures	704	June 2022	$100,356,166	$476,891
Euro-Bund Futures	892	June 2022	156,561,719	(2,725,722)
Euro-BUXL 30Y Bond Futures	8	June 2022	1,647,870	(31,063)
Euro-Schatz Futures	62	June 2022	7,595,037	(25,366)
Long Gilt Futures	3	June 2022	477,761	(3,718)
U.S. 10 Yr Ultra Futures	855	June 2022	115,825,781	(5,135,008)
U.S. Long Bond (CBT) Futures	18	June 2022	2,701,125	(116,875)
U.S. T-Note 2 Yr (CBT) Futures	697	June 2022	147,709,548	(1,841,898)
U.S. T-Note 10 Yr (CBT) Futures	13	June 2022	1,597,375	(45,680)
U.S. Ultra Bond (CBT) Futures	44	June 2022	7,793,500	(256,187)

abfunds.com	AB GLOBAL BOND FUND | 81

PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	236	June 2022	$24,646,770	$1,072,255
Euro-OAT Futures	966	June 2022	161,909,265	2,542,837
Euro-BOBL Futures	31	June 2022	4,419,093	110,472
Japan 10 Yr Bond (OSE) Futures	35	June 2022	43,038,443	(186,791)
U.S. T-Note 5 Yr (CBT) Futures	1,712	June 2022	196,345,000	71,570

				$(6,094,283)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	544,372	USD	384,378	04/28/2022	$(23,090,301)
Australia and New Zealand Banking Group Ltd.	USD	22,901	AUD	31,603	04/28/2022	754,561
Australia and New Zealand Banking Group Ltd.	USD	11,211	AUD	14,915	04/28/2022	(46,960)
Australia and New Zealand Banking Group Ltd.	USD	2,298	EUR	2,023	05/12/2022	(57,821)
Bank of America, NA	KRW	83,646,653	USD	70,294	04/28/2022	1,477,967
Bank of America, NA	USD	887	AUD	1,191	04/28/2022	4,577
Bank of America, NA	USD	277,718	JPY	31,919,195	04/28/2022	(15,404,472)
Bank of America, NA	EUR	3,353	USD	3,695	05/12/2022	(19,621)
Bank of America, NA	USD	72,766	EUR	64,812	05/12/2022	(977,048)
Barclays Bank PLC	THB	675,325	USD	20,327	06/16/2022	(5,263)
BNP Paribas SA	USD	62,444	SGD	84,669	04/21/2022	20,832
BNP Paribas SA	ZAR	1,060,173	USD	71,875	04/21/2022	(521,180)
BNP Paribas SA	IDR	455,176,142	USD	31,678	04/28/2022	(31,903)
BNP Paribas SA	CNH	1,906,952	USD	298,341	05/18/2022	(900,919)
BNP Paribas SA	USD	10,819	CNH	68,803	05/18/2022	(22,064)
BNP Paribas SA	USD	66,379	MXN	1,359,168	05/19/2022	1,396,422
BNP Paribas SA	COP	156,418,615	USD	41,204	05/25/2022	38,285
Brown Brothers Harriman & Co.	EUR	10,139	USD	11,160	04/14/2022	(59,312)
Brown Brothers Harriman & Co.	AUD	530	USD	397	04/28/2022	745
Brown Brothers Harriman & Co.	USD	387	JPY	47,244	04/28/2022	960
Brown Brothers Harriman & Co.	EUR	52,010	USD	58,141	05/12/2022	532,523
Brown Brothers Harriman & Co.	EUR	9,146	USD	10,098	05/12/2022	(33,031)
Brown Brothers Harriman & Co.	USD	350	EUR	318	05/12/2022	2,071

82 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	6,250	EUR	5,500	05/12/2022	$(158,231)
Brown Brothers Harriman & Co.	NOK	2,555	USD	291	06/17/2022	740
Citibank, NA	BRL	674,073	USD	142,276	04/04/2022	694,785
Citibank, NA	USD	131,268	BRL	674,073	04/04/2022	10,313,273
Citibank, NA	INR	5,036,163	USD	66,486	04/07/2022	109,524
Citibank, NA	USD	64,533	INR	4,947,537	04/07/2022	675,772
Citibank, NA	CHF	63,467	USD	69,075	04/13/2022	371,775
Citibank, NA	USD	66,821	CHF	62,117	04/13/2022	420,625
Citibank, NA	USD	67,891	ZAR	1,050,429	04/21/2022	3,838,859
Citibank, NA	USD	69,698	CAD	88,424	04/22/2022	1,026,755
Citibank, NA	BRL	153,648	USD	32,141	05/03/2022	126,729
Citibank, NA	EUR	51,689	USD	56,864	05/12/2022	(388,470)
Citibank, NA	USD	18,127	EUR	16,329	05/12/2022	(39,894)
Citibank, NA	CNH	363,634	USD	56,719	05/18/2022	(342,712)
Citibank, NA	CLP	37,181,668	USD	47,274	05/25/2022	442,921
Citibank, NA	USD	65,097	CLP	52,901,480	05/25/2022	1,532,746
Citibank, NA	USD	64,837	COP	250,431,795	05/25/2022	1,071,076
Citibank, NA	GBP	43,850	USD	57,685	06/09/2022	98,416
Credit Suisse International	CHF	62,192	USD	67,253	04/13/2022	(69,817)
Credit Suisse International	USD	72,080	PLN	301,268	05/06/2022	(599,223)
Deutsche Bank AG	USD	16,634	JPY	1,909,701	04/28/2022	(940,309)
Deutsche Bank AG	CNH	1,475,550	USD	230,760	05/18/2022	(785,168)
Goldman Sachs Bank USA	INR	5,052,332	USD	65,842	04/07/2022	(748,312)
Goldman Sachs Bank USA	ZAR	1,105,062	USD	69,971	04/21/2022	(5,490,201)
Goldman Sachs Bank USA	USD	70,765	AUD	95,525	04/28/2022	736,539
Goldman Sachs Bank USA	TWD	1,826,858	USD	64,050	04/29/2022	222,283
Goldman Sachs Bank USA	USD	67,322	TWD	1,867,579	04/29/2022	(2,071,362)
Goldman Sachs Bank USA	USD	62,580	MXN	1,275,313	05/19/2022	1,014,075
Goldman Sachs Bank USA	MYR	120,125	USD	28,298	06/16/2022	(142,739)
HSBC Bank USA	BRL	674,073	USD	136,785	04/04/2022	(4,795,358)
HSBC Bank USA	USD	142,276	BRL	674,073	04/04/2022	(694,785)
HSBC Bank USA	USD	137,683	SGD	185,560	04/21/2022	(785,230)
HSBC Bank USA	AUD	139,890	USD	101,407	04/28/2022	(3,303,010)
HSBC Bank USA	KRW	82,336,555	USD	68,723	04/28/2022	984,421
HSBC Bank USA	USD	67,562	IDR	978,548,766	04/28/2022	607,710
HSBC Bank USA	USD	64,785	KRW	80,356,385	04/28/2022	1,323,975
HSBC Bank USA	USD	69,731	KRW	83,778,350	04/28/2022	(805,929)
HSBC Bank USA	TWD	1,870,302	USD	65,806	04/29/2022	460,132
HSBC Bank USA	USD	31,770	TWD	909,961	04/29/2022	22,611
HSBC Bank USA	BRL	177,836	USD	37,008	05/03/2022	(45,310)
HSBC Bank USA	USD	69,215	BRL	334,680	05/03/2022	518,825
HSBC Bank USA	CLP	15,176,335	USD	19,375	05/25/2022	260,038
HSBC Bank USA	GBP	1,888	USD	2,473	06/09/2022	(6,437)

abfunds.com	AB GLOBAL BOND FUND | 83

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	SGD	94,773	USD	69,983	04/21/2022	$63,106
JPMorgan Chase Bank, NA	CAD	17,140	USD	13,692	04/22/2022	(17,424)
JPMorgan Chase Bank, NA	USD	1,684	AUD	2,303	04/28/2022	40,127
JPMorgan Chase Bank, NA	USD	19,763	JPY	2,423,856	04/28/2022	156,814
JPMorgan Chase Bank, NA	PLN	295,525	USD	68,272	05/06/2022	(1,846,434)
JPMorgan Chase Bank, NA	EUR	6,773	USD	7,736	05/12/2022	234,464
JPMorgan Chase Bank, NA	EUR	8,339	USD	9,153	05/12/2022	(84,570)
JPMorgan Chase Bank, NA	USD	11,936	EUR	10,885	05/12/2022	121,100
JPMorgan Chase Bank, NA	USD	36,200	EUR	32,485	05/12/2022	(218,743)
JPMorgan Chase Bank, NA	SEK	613,893	USD	65,117	06/17/2022	(301,102)
Morgan Stanley Capital Services LLC	INR	4,921,608	USD	64,929	04/07/2022	61,860
Morgan Stanley Capital Services LLC	EUR	736,461	USD	841,521	04/11/2022	26,655,983
Morgan Stanley Capital Services LLC	USD	69,335	CHF	64,042	04/13/2022	(9,757)
Morgan Stanley Capital Services LLC	USD	72,920	ZAR	1,118,838	04/21/2022	3,481,913
Morgan Stanley Capital Services LLC	CAD	261,498	USD	205,703	04/22/2022	(3,454,254)
Morgan Stanley Capital Services LLC	USD	11,539	AUD	15,737	04/28/2022	240,561
Morgan Stanley Capital Services LLC	USD	68,907	KRW	82,706,936	04/28/2022	(863,872)
Morgan Stanley Capital Services LLC	USD	32,098	TWD	922,495	04/29/2022	132,747
Morgan Stanley Capital Services LLC	PLN	279,298	USD	70,056	05/06/2022	3,787,824
Morgan Stanley Capital Services LLC	EUR	1,215	USD	1,391	05/12/2022	45,092
Morgan Stanley Capital Services LLC	EUR	1,868	USD	2,057	05/12/2022	(12,326)
Morgan Stanley Capital Services LLC	USD	9,623	EUR	8,750	05/12/2022	69,082
Morgan Stanley Capital Services LLC	USD	5,971	EUR	5,244	05/12/2022	(162,360)
Morgan Stanley Capital Services LLC	COP	91,864,901	USD	24,303	05/25/2022	126,192
Morgan Stanley Capital Services LLC	GBP	267,687	USD	349,705	06/09/2022	(1,839,444)
Morgan Stanley Capital Services LLC	USD	64,292	INR	4,921,608	07/07/2022	(230,924)

84 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	SEK	9,918	USD	1,052	06/17/2022	$(5,191)
Standard Chartered Bank	USD	66,195	INR	5,069,075	04/07/2022	615,702
Standard Chartered Bank	USD	66,139	INR	4,993,491	04/07/2022	(324,527)
Standard Chartered Bank	IDR	1,287,246,417	USD	89,188	04/28/2022	(487,182)
Standard Chartered Bank	JPY	86,769,878	USD	755,214	04/28/2022	42,135,260
Standard Chartered Bank	USD	69,280	IDR	1,000,398,528	04/28/2022	412,441
Standard Chartered Bank	TWD	1,860,368	USD	66,642	04/29/2022	1,642,965
Standard Chartered Bank	USD	64,343	TWD	1,854,958	04/29/2022	466,183
Standard Chartered Bank	NZD	190,103	USD	129,387	06/10/2022	(2,208,005)
UBS AG	CHF	64,199	USD	70,240	04/13/2022	744,457
UBS AG	USD	69,520	CHF	63,759	04/13/2022	(500,526)
UBS AG	IDR	515,150,729	USD	35,804	04/28/2022	(83,450)
UBS AG	USD	116,489	JPY	13,458,185	04/28/2022	(5,889,423)
UBS AG	EUR	515,627	USD	589,263	05/12/2022	18,140,967
UBS AG	EUR	2,222	USD	2,445	05/12/2022	(16,477)
UBS AG	USD	21,433	EUR	19,437	05/12/2022	95,766
UBS AG	USD	22,580	EUR	20,336	05/12/2022	(55,244)

						$48,580,527

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Series 36, 5 Year Index, 12/20/2026*	(1.00)%	Quarterly	0.65%	EUR	165,270	$(2,965,925)	$(2,947,979)	$(17,946)
iTraxx Europe Crossover Series 36, 5 Year Index, 12/20/2026*	(5.00)	Quarterly	0.62	EUR	106,640	(9,545,689)	(7,135,617)	(2,410,072)

						$(12,511,614)	$(10,083,596)	$(2,428,018)

*	Termination date

abfunds.com	AB GLOBAL BOND FUND | 85

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/Semi-Annual	$(318,371)	$	– 0	–	$(318,371)
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/Semi-Annual	(1,049,098)		– 0	–	(1,049,098)
GBP	1,290	01/14/2027	1.139%	1 DAY SONIA	Annual	54,848		– 0	–	54,848
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,169)		– 0	–	(1,169)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/Semi-Annual	6,915		1		6,914
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/Semi-Annual	12,537		9,466		3,071
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(13,145,326)		– 0	–	(13,145,326)
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	11,400,412		– 0	–	11,400,412
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(13,535,279)		– 0	–	(13,535,279)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	12,708,521		357,073		12,351,448
GBP	80	01/14/2052	1 DAY SONIA	0.942%	Annual	(12,205)		– 0	–	(12,205)
GBP	140	01/31/2052	1 DAY SONIA	1.068%	Annual	(15,892)		– 0	–	(15,892)

						$(3,894,107)		$366,540		$(4,260,647)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,041	$(253,502)	$(110,804)	$(142,698)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,782	(1,164,593)	(650,402)	(514,191)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,798	(681,287)	(151,832)	(529,455)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,217	(1,513,971)	(844,533)	(669,438)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(12,349)	(3,343)	(9,006)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	539	(131,456)	(59,926)	(71,530)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	591	(143,993)	(62,181)	(81,812)

86 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	233	$(56,852)	$(23,876)	$(32,976)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	267	(65,029)	(22,663)	(42,366)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	534	(130,058)	(49,957)	(80,101)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	533	(129,824)	(46,083)	(83,741)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	936	(228,105)	(95,108)	(132,997)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,541	(375,360)	(157,552)	(217,808)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,205	(293,478)	(67,544)	(225,934)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,591	(630,977)	(145,218)	(485,759)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,200	(779,879)	(262,076)	(517,803)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,782	(1,165,390)	(359,291)	(806,099)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,565	(2,330,781)	(695,695)	(1,635,086)

						$(10,086,884)	$(3,808,084)	$(6,278,800)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Interest Rate		Maturity	U.S. $ Value at March 31, 2022
Credit Suisse Securities (USA)†	(1.25	)%*	—	$8,938,194
Credit Suisse Securities (USA)†	(10.00	)%*	—	7,033,111
Credit Suisse Securities (USA)†	(10.00	)%*	04/01/2022	4,002,960

				$19,974,265

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2022.

*	Interest payment due from counterparty.

abfunds.com	AB GLOBAL BOND FUND | 87

PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days		Greater than 90 Days		Total
Corporates – Non-Investment Grade	$15,971,305	$4,002,960	$	– 0 –	$	– 0 –	$19,974,265

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $2,707,745,754 or 42.0% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2022.

(e)	Position, or a portion thereof, has been segregated to collateralize repurchase agreements.

(f)	Fair valued by the Adviser.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of March 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.957%, 10/25/2025	09/18/2015	$1,795,287	$1,812,783	0.03%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 2.382%, 11/15/2026	11/13/2015	5,568,122	74,813	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,148,129	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(i)	Non-income producing security.

(j)	Defaulted matured security.

(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2022.

(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2022.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	Affiliated investments.

(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

88 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

TBA – To Be Announced

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 89

STATEMENT OF ASSETS & LIABILITIES

March 31, 2022 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $6,892,022,562)	$6,470,925,934
Affiliated issuers (cost $106,401,870)	106,401,870
Cash collateral due from broker	23,696,203
Foreign currencies, at value (cost $2,123,229)	2,182,147
Receivable for investment securities sold and foreign currency transactions	299,240,961
Unrealized appreciation on forward currency exchange contracts	130,574,154
Unaffiliated interest receivable	35,689,571
Receivable for capital stock sold	20,453,407
Receivable for unsettled reverse repurchase agreements	14,600,475
Receivable for variation margin on futures	721,415
Affiliated dividends receivable	19,272
Receivable for variation margin on centrally cleared swaps	1,056

Total assets	7,104,506,465

Liabilities
Due to Custodian	213,775
Payable for investment securities purchased and foreign currency transactions	463,380,129
Unrealized depreciation on forward currency exchange contracts	81,993,627
Payable for capital stock redeemed	37,564,815
Payable for reverse repurchase agreements	19,974,265
Cash collateral due to broker	16,741,994
Payable for unsettled reverse repurchase agreements	15,242,526
Market value of credit default swaps (net premiums received $3,808,084)	10,086,884
Advisory fee payable	2,536,516
Dividends payable	1,303,209
Payable for capital gains taxes	841,002
Transfer Agent fee payable	180,642
Distribution fee payable	156,067
Administrative fee payable	68,056
Payable for variation margin on centrally cleared swaps	51,800
Directors’ fee payable	2,582
Accrued expenses	1,204,520

Total liabilities	651,542,409

Net Assets	$6,452,964,056

Composition of Net Assets
Capital stock, at par	$825,751
Additional paid-in capital	6,910,868,349
Accumulated loss	(458,730,044)

$6,452,964,056

See notes to financial statements.

90 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$494,424,530	63,224,497	$7.82	*

C	$31,116,210	3,966,225	$7.85

Advisor	$4,156,388,765	531,965,451	$7.81

R	$43,659,399	5,584,996	$7.82

K	$10,828,436	1,384,839	$7.82

I	$840,171,645	107,508,908	$7.81

Z	$876,375,071	112,115,820	$7.82

*	The maximum offering price per share for Class A shares was $8.17, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 91

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2022 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $232,621)	$66,613,412
Dividends
Affiliated issuers	25,309	$66,638,721

Expenses
Advisory fee (see Note B)	15,592,844
Transfer agency—Class A	183,593
Transfer agency—Class C	12,471
Transfer agency—Advisor Class	1,505,709
Transfer agency—Class R	62,316
Transfer agency—Class K	12,970
Transfer agency—Class I	301,073
Transfer agency—Class Z	92,363
Distribution fee—Class A	680,530
Distribution fee—Class C	179,209
Distribution fee—Class R	119,839
Distribution fee—Class K	16,213
Custody and accounting	437,353
Printing	153,058
Registration fees	86,898
Audit and tax	60,322
Directors’ fees	52,340
Administrative	45,329
Legal	41,234
Miscellaneous	101,833

Total expenses before interest expense	19,737,497
Interest expense	99,359

Total expenses	19,836,856
Less: expenses waived and reimbursed by the Adviser (see Note B)	(39,904)

Net expenses		19,796,952

Net investment income		46,841,769

See notes to financial statements.

92 | AB GLOBAL BOND FUND	abfunds.com

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(54,690,731)
Forward currency exchange contracts	83,088,331
Futures	5,239,282
Swaps	5,145,975
Foreign currency transactions	(55,789,820)
Net change in unrealized appreciation/depreciation on:
Investments(b)	(377,699,953)
Forward currency exchange contracts	(2,617,759)
Futures	(5,918,980)
Swaps	(5,025,309)
Foreign currency denominated assets and liabilities	(100,671)

Net loss on investment and foreign currency transactions	(408,369,635)

Net Decrease in Net Assets from Operations	$(361,527,866)

(a)	Net of foreign realized capital gains taxes of $449,474.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $130,021.

See notes to financial statements.

abfunds.com	AB GLOBAL BOND FUND | 93

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$46,841,769	$102,878,918
Net realized gain (loss) on investment and foreign currency transactions	(17,006,963)	135,490,772
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(391,362,672)	(153,314,263)

Net increase (decrease) in net assets from operations	(361,527,866)	85,055,427
Distributions to Shareholders
Class A	(17,530,913)	(13,885,781)
Class C	(1,020,643)	(822,067)
Advisor Class	(147,901,737)	(116,998,733)
Class R	(1,431,054)	(950,682)
Class K	(413,966)	(323,896)
Class I	(29,806,771)	(21,565,537)
Class Z	(29,931,217)	(15,767,733)
Capital Stock Transactions
Net increase	14,434,743	237,830,852

Total increase (decrease)	(575,129,424)	152,571,850
Net Assets
Beginning of period	7,028,093,480	6,875,521,630

End of period	$6,452,964,056	$7,028,093,480

See notes to financial statements.

94 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

abfunds.com	AB GLOBAL BOND FUND | 95

NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

96 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are

abfunds.com	AB GLOBAL BOND FUND | 97

NOTES TO FINANCIAL STATEMENTS (continued)

unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments

98 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$3,041,559,803		$	– 0	–	$3,041,559,803
Corporates – Investment Grade		– 0	–	1,460,650,392			– 0	–	1,460,650,392
Corporates – Non-Investment Grade		– 0	–	416,524,271			7,681,385		424,205,656
Quasi-Sovereigns		– 0	–	272,886,262			– 0	–	272,886,262
Collateralized Mortgage Obligations		– 0	–	261,201,250			– 0	–	261,201,250
Mortgage Pass-Throughs		– 0	–	252,240,482			– 0	–	252,240,482
Collateralized Loan Obligations		– 0	–	136,850,723			600,000		137,450,723
Commercial Mortgage-Backed Securities		– 0	–	105,947,489			– 0	–	105,947,489
Governments – Sovereign Agencies		– 0	–	76,659,491			– 0	–	76,659,491
Governments – Sovereign Bonds		– 0	–	72,477,109			– 0	–	72,477,109
Covered Bonds		– 0	–	71,869,887			– 0	–	71,869,887
Emerging Markets – Corporate Bonds		– 0	–	57,369,024			430		57,369,454
Supranationals		– 0	–	42,746,704			– 0	–	42,746,704
Inflation-Linked Securities		– 0	–	33,864,066			– 0	–	33,864,066
Local Governments – Regional Bonds		– 0	–	24,301,275			– 0	–	24,301,275
Emerging Markets – Sovereigns		– 0	–	23,582,759			– 0	–	23,582,759
Local Governments – Provincial Bonds		– 0	–	22,154,583			– 0	–	22,154,583
Asset-Backed Securities		– 0	–	10,915,276			– 0	–	10,915,276
Bank Loans		– 0	–	6,248,401			– 0	–	6,248,401
Common Stocks		548,742		– 0	–		2,701,040		3,249,782
Warrants		120		– 0	–		0	#	120
Short-Term Investments:
Investment Companies		106,401,870		– 0	–		– 0	–	106,401,870
Time Deposits		– 0	–	69,344,970			– 0	–	69,344,970

Total Investments in Securities		106,950,732		6,459,394,217			10,982,855		6,577,327,804

abfunds.com	AB GLOBAL BOND FUND | 99

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$4,274,025		$	– 0	–	$	– 0	–	$4,274,025	†
Forward Currency Exchange Contracts	– 0	–		130,574,154			– 0	–	130,574,154
Centrally Cleared Interest Rate Swaps	– 0	–		24,183,233			– 0	–	24,183,233	†
Liabilities
Futures	(10,368,308)			– 0	–		– 0	–	(10,368,308	)†
Forward Currency Exchange Contracts	– 0	–		(81,993,627)			– 0	–	(81,993,627)
Centrally Cleared Credit Default Swaps	– 0	–		(12,511,614)			– 0	–	(12,511,614	)†
Centrally Cleared Interest Rate Swaps	– 0	–		(28,077,340)			– 0	–	(28,077,340	)†
Credit Default Swaps	– 0	–		(10,086,884)			– 0	–	(10,086,884)
Reverse Repurchase Agreements	(19,974,265)			– 0	–		– 0	–	(19,974,265)

Total	$80,882,184			$6,481,482,139			$10,982,855		$6,573,347,178

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

100 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

abfunds.com	AB GLOBAL BOND FUND | 101

NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2022, the reimbursement for such services amounted to $45,329.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $629,663 for the six months ended March 31, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,765 from the sale of Class A shares and received $247 and $1,424 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2022.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in

102 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2022, such waiver amounted to $39,904.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2022 is as follows:

Fund	Market Value 9/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$66,333	$1,113,526	$1,073,457	$106,402	$25

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $15,577,335, $1,374,581 and $317,195 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

abfunds.com	AB GLOBAL BOND FUND | 103

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2022, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,877,793,247	$3,398,543,501
U.S. government securities	2,156,271,256	1,699,159,802

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$220,111,504
Gross unrealized depreciation	(611,689,353)

Net unrealized depreciation	$(391,577,849)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange    contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract

104 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2022, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

abfunds.com	AB GLOBAL BOND FUND | 105

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended March 31, 2022, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

106 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on

abfunds.com	AB GLOBAL BOND FUND | 107

NOTES TO FINANCIAL STATEMENTS (continued)

a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2022, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments.

108 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2022, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

abfunds.com	AB GLOBAL BOND FUND | 109

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended March 31, 2022, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/ Payable for variation margin on futures	$4,274,025	*	Receivable/ Payable for variation margin on futures	$10,368,308	*

Interest rate contracts	Receivable/ Payable for variation margin on centrally cleared swaps	23,816,693	*	Receivable/ Payable for variation margin on centrally cleared swaps	28,077,340	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	130,574,154		Unrealized depreciation on forward currency exchange contracts	81,993,627

Credit contracts				Market value of credit default swaps	10,086,884

Credit contracts				Receivable/ Payable for variation margin on centrally cleared swaps	2,428,018	*

Total		$158,664,872			$132,954,177

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$4,686,680	$(7,142,135)

110 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$5,239,282	$(5,918,980)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	83,088,331	(2,617,759)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	459,295	2,116,826

Total		$93,473,588	$(13,562,048)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2022:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$154,126,096	(a)

Centrally Cleared Interest Rate Swaps
Average notional amount	$341,426,257

Credit Default Swaps:
Average notional amount of sale contracts	$51,613,720

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,649,807,902
Average principal amount of sale contracts	$5,125,570,505

Futures:
Average notional amount of buy contracts	$456,680,279
Average notional amount of sale contracts	$470,571,496

(a)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under

abfunds.com	AB GLOBAL BOND FUND | 111

NOTES TO FINANCIAL STATEMENTS (continued)

ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Australia & New Zealand Bank Group Ltd.	$754,561	$(754,561)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA.	1,482,544	(1,482,544)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	1,455,539	(1,455,539)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	537,039	(250,574)		– 0	–		– 0	–		286,465
Citibank, NA / Citigroup Global Markets, Inc	20,723,256	(1,024,578)		(14,799,994)			– 0	–		4,898,684
Goldman Sachs Bank USA / Goldman Sachs International	1,972,897	(1,972,897)		– 0	–		– 0	–		– 0	–
HSBC Bank USA	4,177,712	(4,177,712)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	615,611	(615,611)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC.	34,601,254	(6,572,937)		– 0	–		– 0	–		28,028,317
Standard Chartered Bank	45,272,551	(3,019,714)		(1,942,000)			– 0	–		40,310,837
UBS AG	18,981,190	(6,545,120)		– 0	–		– 0	–		12,436,070

Total	$130,574,154	$(27,871,787)		$(16,741,994)		$	– 0	–		$85,960,373	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Australia & New Zealand Bank Group Ltd.	$23,195,082	$(754,561)		$	– 0	–	$	– 0	–	$22,440,521
Bank of America, NA.	16,401,141	(1,482,544)			– 0	–		– 0	–	14,918,597
Barclays Bank PLC	5,263	– 0	–		– 0	–		– 0	–	5,263
BNP Paribas SA	1,476,066	(1,455,539)			– 0	–		– 0	–	20,527
Brown Brothers Harriman & Co.	250,574	(250,574)			– 0	–		– 0	–	– 0	–
Citibank, NA / Citigroup Global Markets, Inc	1,024,578	(1,024,578)			– 0	–		– 0	–	– 0	–
Credit Suisse International	4,028,891	– 0	–		(3,530,000)			(40,257)		458,634
Deutsche Bank AG	2,013,275	– 0	–		– 0	–		(316,278)		1,696,997

112 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Goldman Sachs Bank USA / Goldman Sachs International	$14,638,347	$(1,972,897)	$(6,257,001)	$(2,722,493)	$3,685,956
HSBC Bank USA	10,436,059	(4,177,712)	– 0	–	(1,063,151)	5,195,196
JPMorgan Chase Bank, NA	2,468,273	(615,611)	– 0	–	– 0	–	1,852,662
Morgan Stanley Capital Services LLC.	6,572,937	(6,572,937)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	5,191	– 0	–	– 0	–	– 0	–	5,191
Standard Chartered Bank	3,019,714	(3,019,714)	– 0	–	– 0	–	– 0	–
UBS AG	6,545,120	(6,545,120)	– 0	–	– 0	–	– 0	–

Total	$92,080,511	$(27,871,787)	$(9,787,001)	$(4,142,179)	$50,279,544	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

abfunds.com	AB GLOBAL BOND FUND | 113

NOTES TO FINANCIAL STATEMENTS (continued)

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2022, the Fund earned drop income of $908,533 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2022, the average amount of reverse

114 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

repurchase agreements outstanding was $18,070,901 and the daily weighted average interest rate was (1.47)%. During the period, the Fund received net interest payments from counterparties. At March 31, 2022, the Fund had reverse repurchase agreements outstanding in the amount of $19,974,265 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2022:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Credit Suisse Securities (USA) LLC.	$19,974,265	$(19,974,265)	$	– 0 –

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021

Class A
Shares sold	2,978,624	7,911,067	$24,358,681	$68,027,475

Shares issued in reinvestment of dividends and distributions	1,615,893	1,245,209	13,419,496	10,706,612

Shares converted from Class C	338,851	1,919,524	2,797,613	16,399,839

Shares redeemed	(9,842,373)	(19,085,592)	(80,628,146)	(163,874,705)

Net decrease	(4,909,005)	(8,009,792)	$(40,052,356)	$(68,740,779)

Class C
Shares sold	200,590	592,241	$1,662,584	$5,097,519

Shares issued in reinvestment of dividends and distributions	105,182	79,143	877,987	683,896

Shares converted to Class A	(337,709)	(1,912,981)	(2,797,613)	(16,399,839)

Shares redeemed	(672,595)	(1,709,545)	(5,535,913)	(14,731,884)

Net decrease	(704,532)	(2,951,142)	$(5,792,955)	$(25,350,308)

abfunds.com	AB GLOBAL BOND FUND | 115

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (unaudited)	Year Ended September 30, 2021

Advisor Class
Shares sold	53,041,081	140,397,551	$436,185,700	$1,204,584,552

Shares issued in reinvestment of dividends and distributions	13,871,736	10,534,592	115,130,540	90,455,102

Shares redeemed	(87,847,842)	(137,064,887)	(722,577,087)	(1,174,773,475)

Net increase (decrease)	(20,935,025)	13,867,256	$(171,260,847)	$120,266,179

Class R
Shares sold	670,887	1,536,894	$5,556,661	$13,185,566

Shares issued in reinvestment of dividends and distributions	171,774	110,123	1,427,472	946,464

Shares redeemed	(1,080,038)	(2,371,665)	(8,848,255)	(20,370,004)

Net decrease	(237,377)	(724,648)	$(1,864,122)	$(6,237,974)

Class K
Shares sold	213,850	461,197	$1,758,048	$3,962,201

Shares issued in reinvestment of dividends and distributions	49,654	37,554	412,482	322,729

Shares redeemed	(433,649)	(872,634)	(3,491,227)	(7,504,502)

Net decrease	(170,145)	(373,883)	$(1,320,697)	$(3,219,572)

Class I
Shares sold	9,527,401	27,003,408	$79,094,579	$232,597,236

Shares issued in reinvestment of dividends and distributions	3,469,324	2,396,958	28,782,592	20,577,774

Shares redeemed	(13,429,712)	(20,680,649)	(109,467,709)	(177,209,488)

Net increase (decrease)	(432,987)	8,719,717	$(1,590,538)	$75,965,522

Class Z
Shares sold	34,256,592	34,911,160	$288,872,276	$298,883,974

Shares issued in reinvestment of dividends and distributions	3,443,732	1,826,139	28,561,019	15,675,204

Shares redeemed	(9,849,373)	(19,759,784)	(81,117,037)	(169,411,394)

Net increase	27,850,951	16,977,515	$236,316,258	$145,147,784

116 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

abfunds.com	AB GLOBAL BOND FUND | 117

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

118 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Transition and Associated Risk—A Fund may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates

abfunds.com	AB GLOBAL BOND FUND | 119

NOTES TO FINANCIAL STATEMENTS (continued)

could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2022.

120 | AB GLOBAL BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2022 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$122,071,131	$224,298,718
Net long-term capital gains	48,243,298	– 0	–

Total taxable distributions paid	$170,314,429	$224,298,718

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$125,138,146
Undistributed capital gains	53,831,535
Other losses	(140,184	)(a)
Unrealized appreciation/(depreciation)	(43,995,408	)(b)

Total accumulated earnings/(deficit)	$134,834,089	(c)

(a)	As of September 30, 2021, the cumulative deferred loss on straddles was $140,184.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2021, the Fund did not have any capital loss carryforwards.

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

abfunds.com	AB GLOBAL BOND FUND | 121

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

122 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.52		$ 8.62		$ 8.67		$ 8.19		$ 8.43		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.05		.11		.14		.17		.18		.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.02)		.07		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.44)		.09		.21		.69		(.04)		.09

Less: Dividends and Distributions

Dividends from net investment income	(.16)		(.13)		(.26)		(.21)		(.20)		(.18)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.26)		(.19)		(.26)		(.21)		(.20)		(.25)

Net asset value, end of period	$ 7.82		$ 8.52		$ 8.62		$ 8.67		$ 8.19		$ 8.43

Total Return

Total investment return based on net asset value(d)	(5.29)%		.92%		2.44	%^	8.58%		(.50)%		1.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$494,425		$580,627		$656,731		$758,638		$810,782		$1,002,880

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.80	%(f)	.80%		.80%		.81%		.81%		.82%

Expenses, before waivers/reimbursements(e)	.80	%(f)	.80%		.80%		.81%		.82%		.83%

Net investment income(b)	1.14	%(f)	1.24%		1.62%		2.02%		2.16%		2.09%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

abfunds.com	AB GLOBAL BOND FUND | 123

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.55		$ 8.65		$ 8.70		$ 8.21		$ 8.46		$ 8.62

Income From Investment Operations

Net investment income(a)(b)	.02		.04		.08		.11		.12		.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.02)		.06		.53		(.23)		(.08)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.47)		.02		.14		.64		(.11)		.03

Less: Dividends and Distributions

Dividends from net investment income	(.13)		(.06)		(.19)		(.15)		(.14)		(.12)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.23)		(.12)		(.19)		(.15)		(.14)		(.19)

Net asset value, end of period	$ 7.85		$ 8.55		$ 8.65		$ 8.70		$ 8.21		$ 8.46

Total Return

Total investment return based on net asset value(d)	(5.63)%		.27%		1.66%		7.87%		(1.36)%		.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,116		$39,929		$65,949		$104,089		$146,309		$219,785

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.55	%(f)	1.55%		1.55%		1.56%		1.56%		1.57%

Expenses, before waivers/reimbursements(e)	1.55	%(f)	1.55%		1.55%		1.56%		1.56%		1.57%

Net investment income(b)	.38	%(f)	.49%		.93%		1.26%		1.38%		1.34%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

124 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.51		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.06		.13		.16		.19		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.03)		.08		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.43)		.10		.24		.71		(.02)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.17)		(.15)		(.28)		(.23)		(.22)		(.20)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.27)		(.21)		(.28)		(.23)		(.22)		(.27)

Net asset value, end of period	$ 7.81		$ 8.51		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	(5.18)%		1.17%		2.82%		8.86%		(.25)%		1.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,156,389		$4,707,655		$4,645,021		$4,845,448		$4,570,491		$4,372,280

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.55	%(f)	.55%		.55%		.56%		.56%		.58%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.55%		.55%		.56%		.57%		.58%

Net investment income(b)	1.39	%(f)	1.49%		1.91%		2.26%		2.44%		2.34%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

abfunds.com	AB GLOBAL BOND FUND | 125

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.03		.07		.10		.13		.15		.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.02)		.08		.53		(.23)		(.09)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.46)		.05		.18		.66		(.08)		.05

Less: Dividends and Distributions

Dividends from net investment income	(.14)		(.09)		(.22)		(.18)		(.16)		(.15)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.24)		(.15)		(.22)		(.18)		(.16)		(.22)

Net asset value, end of period	$ 7.82		$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	(5.50)%		.59%		2.08%		8.13%		(.91	) %	.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,659		$49,599		$56,424		$69,424		$75,138		$83,901

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.24	%(f)	1.24%		1.27%		1.24%		1.23%		1.22%

Expenses, before waivers/reimbursements(e)	1.25	%(f)	1.24%		1.27%		1.24%		1.23%		1.23%

Net investment income(b)	.70	%(f)	.80%		1.20%		1.59%		1.75%		1.70%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

126 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.04		.10		.13		.16		.17		.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.02)		.07		.52		(.22)		(.10)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.45)		.08		.20		.68		(.05)		.07

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.12)		(.24)		(.20)		(.19)		(.17)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.25)		(.18)		(.24)		(.20)		(.19)		(.24)

Net asset value, end of period	$ 7.82		$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	(5.35)%		.90%		2.39%		8.46%		(.60)%		.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,828		$13,249		$16,627		$19,576		$16,642		$36,288

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.93	%(f)	.93%		.96%		.93%		.92%		.89%

Expenses, before waivers/reimbursements(e)	.94	%(f)	.93%		.96%		.93%		.92%		.90%

Net investment income(b)	1.00	%(f)	1.11%		1.51%		1.89%		2.09%		2.03%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

abfunds.com	AB GLOBAL BOND FUND | 127

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.06		.13		.16		.19		.20		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.50)		(.02)		.07		.52		(.22)		(.09)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.44)		.11		.23		.71		(.02)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.17)		(.15)		(.27)		(.23)		(.22)		(.20)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.27)		(.21)		(.27)		(.23)		(.22)		(.27)

Net asset value, end of period	$ 7.81		$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	(5.29)%		1.29%		2.79%		8.87%		(.23)%		1.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$840,172		$919,250		$854,892		$852,566		$773,149		$748,238

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.55	%(f)	.55%		.58%		.55%		.54%		.56%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.55%		.58%		.56%		.55%		.56%

Net investment income(b)	1.39	%(f)	1.49%		1.88%		2.27%		2.46%		2.36%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See	footnote summary on page 130.

128 | AB GLOBAL BOND FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended March 31, 2022 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42		$ 8.59

Income From Investment Operations

Net investment income(a)(b)	.06		.13		.16		.19		.21		.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.49)		(.02)		.08		.53		(.22)		(.09)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	– 0	–	– 0	–

Capital Contributions .	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.43)		.11		.24		.72		(.01)		.11

Less: Dividends and Distributions

Dividends from net investment income	(.17)		(.15)		(.28)		(.24)		(.23)		(.21)

Distributions from net realized gain on investment and foreign currency transactions	(.10)		(.06)		– 0	–	– 0	–	– 0	–	(.07)

Total dividends and distributions	(.27)		(.21)		(.28)		(.24)		(.23)		(.28)

Net asset value, end of period	$ 7.82		$ 8.52		$ 8.62		$ 8.66		$ 8.18		$ 8.42

Total Return

Total investment return based on net asset value(d)	(5.15)%		1.34%		2.84%		8.93%		(.18)%		1.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$876,375		$717,784		$579,878		$580,799		$489,921		$350,625

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.51	%(f)	.50%		.53%		.50%		.49%		.51%

Expenses, before waivers/reimbursements(e)	.51	%(f)	.50%		.53%		.50%		.50%		.52%

Net investment income(b)	1.44	%(f)	1.53%		1.93%		2.33%		2.54%		2.41%

Portfolio turnover rate*	74%		130%		135%		126%		369%		107%

See footnote summary on page 130.

abfunds.com	AB GLOBAL BOND FUND | 129

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2022 (unaudited)(f)	Year Ended September 30,
		2021	2020	2019	2018	2017

Class A
Net of waivers/reimbursements	.80%	.80%	.80%	.81%	.81%	.82%
Before waivers/reimbursements	.80%	.80%	.80%	.81%	.82%	.83%
Class C
Net of waivers/reimbursements	1.55%	1.55%	1.55%	1.56%	1.56%	1.57%
Before waivers/reimbursements	1.55%	1.55%	1.55%	1.56%	1.56%	1.57%
Advisor Class
Net of waivers/reimbursements	.55%	.55%	.55%	.56%	.56%	.58%
Before waivers/reimbursements	.55%	.55%	.55%	.56%	.57%	.58%
Class R
Net of waivers/reimbursements	1.24%	1.24%	1.27%	1.24%	1.23%	1.22%
Before waivers/reimbursements	1.25%	1.24%	1.27%	1.24%	1.23%	1.23%
Class K
Net of waivers/reimbursements	.93%	.93%	.96%	.93%	.92%	.89%
Before waivers/reimbursements	.94%	.93%	.96%	.93%	.92%	.90%
Class I
Net of waivers/reimbursements	.55%	.55%	.58%	.55%	.54%	.56%
Before waivers/reimbursements	.55%	.55%	.58%	.56%	.55%	.56%
Class Z
Net of waivers/reimbursements	.51%	.50%	.53%	.50%	.49%	.51%
Before waivers/reimbursements	.51%	.50%	.53%	.50%	.50%	.52%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

130 | AB GLOBAL BOND FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS
Scott A. DiMaggio(2), Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Vice President of the Funds Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiMaggio, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB GLOBAL BOND FUND | 131

Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

132 | AB GLOBAL BOND FUND	abfunds.com

and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID 19 impacts. As such, the Program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

abfunds.com	AB GLOBAL BOND FUND | 133

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on November 2-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

134 | AB GLOBAL BOND FUND	abfunds.com

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised

abfunds.com	AB GLOBAL BOND FUND | 135

by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the

136 | AB GLOBAL BOND FUND	abfunds.com

Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and

abfunds.com	AB GLOBAL BOND FUND | 137

presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

138 | AB GLOBAL BOND FUND	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

abfunds.com	AB GLOBAL BOND FUND | 139

NOTES

140 | AB GLOBAL BOND FUND	abfunds.com

AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0322

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 27, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 27, 2022